UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04033

                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                   Date of fiscal year end:  March 31, 2008

                   Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds II, Inc., is comprised of:
         Sit Tax-Free Income Fund (Series A)
         Sit Minnesota Tax-Free Income Fund (Series B)
         Sit High Income Municipal Bond Fund - Class I (Series D)


THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (90.7%) (2)
    ALABAMA (1.1%)
           460,000     ASMS Pub. Educ. Bldg. Rev Series 2006-B (ASMSF LLC Proj.) (Ambac insured), 4.375%,
                        9/1/26                                                                                             418,867
           675,000     Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19                    509,807
           500,000     Huntsville Hlth. Care Auth. Rev. Series 2002-A, 5.625%, 6/1/32                                      432,930
           200,000     Huntsville-Redstone Vlg. Spl. Care Facs. Fin. Auth. Rev Series 2007
                        (Redstone Vlg. Proj.), 5.25%, 1/1/15                                                               167,238
                                                                                                                  ----------------
                                                                                                                         1,528,842
                                                                                                                  ----------------
    ALASKA (0.4%)
           500,000     Alaska Hsg. Fin. Corp. Gen. Mtg. Rev. Series 1999-A, 6.00%, 6/1/49                                  487,085
                                                                                                                  ----------------
    ARIZONA (3.7%)
         1,136,180     Arizona Hlth. Facs. Auth. Rev. Series 2007-A (New Ariz. Family Proj.), 5.25%, 7/1/27                725,462
            50,000     Maricopa Co. Pollution Ctrl. Rev. Ref. Public Svc. Series 1996-A (New Mexico Public
                        Svc. Co. Proj.), 6.30%, 12/1/26                                                                     37,752
                       Pima Co. Indl. Dev. Auth. Educ. Rev.:
           295,000        Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                          273,686
           250,000        Series 2004-I (AZ Charter Schools Proj.), 6.10%, 7/1/24                                          183,855
           250,000        Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                 212,328
           210,000        Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23                                          152,859
           635,000        Series 2006 (Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16                                     554,933
           455,000        Series 2007-A (American Charter Schools Foundation Proj.), 5.125%, 7/1/15                        391,659
           545,000        Series 2007-O (AZ Charter Schools Proj.), 4.65%, 7/1/14                                          472,041
           400,000        Ref. Series 2007 (Tucson Country Day School Proj.), 5.00%, 6/1/22                                283,372
           500,000        Series 2007 (Center For Academic Success Proj.), 5.375%, 7/1/22                                  367,195
           250,000        Series 2008-A (Coral Academy Science Proj.), 6.375%, 12/1/18                                     211,305
           565,000     Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West Prison
                        Proj.) (ACA insured), 5.25%, 10/1/23                                                               420,648
           500,000     Quail Creek Cmnty. Fac. Dist. G.O. Series 2006, 5.15%, 7/15/16                                      398,955
           500,000     Westpark Cmnty. Facilities Dist. G.O. Series 2006, 4.90%, 7/15/16                                   389,175
                                                                                                                  ----------------
                                                                                                                         5,075,225
                                                                                                                  ----------------
    CALIFORNIA (5.0%)
           305,000     CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co.), 4.75%,
                        6/1/19                                                                                             276,473
           350,000     CA Co. Tobacco Securitization Agy. Asset-Backed Conv. Bond Rev. Series 2007-B, 5.10%,
                        6/1/28                                                                                             210,581
                       CA Co. Tobacco Securitization Agy. Rev. Series 2007-A (Golden Gate Tob. Proj.):
           440,000        4.50%, 6/1/21                                                                                    322,964
           500,000        5.00%, 6/1/36                                                                                    264,425
                       CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.:
           120,000        Series 2005-D, 4.875%, 4/1/12                                                                    110,310
           355,000        Series 2005-F, 4.85%, 11/1/12                                                                    323,877
           495,000     CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%,
                        12/1/28                                                                                            384,942
           600,000     CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%,
                        6/1/26                                                                                             390,420
                       CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
           255,000        5.25%, 12/1/13                                                                                   255,622
           625,000        5.50%, 12/1/18                                                                                   625,300
         1,000,000     CA Statewide Cmntys. Dev. Auth. Rev. Series 2007 (Lancer Educ. Student Hsg. Proj.),
                        5.40%, 6/1/17                                                                                      760,170
           450,000     CA Statewide Cmntys. Dev. Auth. Spl. Tax Series 2007-1 (Orinda Proj.), 6.00%, 9/1/29                310,932
           600,000     CA Statewide Cmntys. Dev. Auth. Multifamily Rev. Series 2001 (Orange Tree Proj.)
                        (GNMA collateralized), 6.15%, 11/20/36                                                             630,918
           235,000     Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%,
                        8/1/23                                                                                             235,891
           500,000     Northern CA Gas Auth. No. 1 Rev. Series 2007, variable rate, 7/1/27                                 158,750
           500,000     Sacramento Co. Wtr. Fin. Auth. Rev. Series 2007-B (Wtr. Agy. Zones 40 & 41 Proj.),
                        Variable rate, 6/1/39                                                                              230,000
         1,000,000     San Bernardino City. Sch. Dist. G.O. Cap. Appreciation Series 2007 (MBIA insured),
                        zero coupon, 4.72% effective yield, 8/1/29                                                         250,880
           250,000     San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30                             154,018
                       Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev. Series 2006:
            95,000           4.50%, 3/1/11                                                                                  86,551
           385,000           4.875%, 3/1/16                                                                                272,295
           350,000     Southwest Cmnty. Fin. Auth. Rev. Series 2008 (Riverside Co. Proj.), 6.00%, 5/1/24                   360,549
           250,000     Stockton Pub. Fin. Rev. Series 2006-A (Redevelopment Projects) (Radian insured),
                        5.00%, 9/1/22                                                                                      199,848
           250,000     Yuba Redev. Agy. Tax. Allocation Series 2007, 5.125%, 9/1/27                                        163,305
                                                                                                                  ----------------
                                                                                                                         6,979,021
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
    COLORADO (2.8%)
           250,000     Baptist Rd. Rural Transportation Auth. Sales & Use Tax. Rev. Series 2007, 4.80%,
                        12/1/17                                                                                            173,192
                       CO HFA Single Family Program Senior Series:
            10,000        1997B-3, 6.80%, 11/1/28                                                                           10,209
           750,000        2008A-5, 5.00%, 11/1/34                                                                          725,925
           160,000     CO Hlth. Fac. Auth. Rev. Series 2000-A (Porter Place Proj.) (GNMA collateralized),
                        5.10%, 1/20/11                                                                                     162,902
         1,000,000     Compark Business Campus Met. Dist. Ref. & Impt. G.O. Series 2007-A (Radian insured),
                        5.75%, 12/1/27                                                                                     827,180
           985,000     Denver Hlth. & Hosp. Auth. Healthcare Rev. Series 2007-B, variable rate, 12/1/33                    394,000
           250,000     E-470 Pub. Hwy. Auth. Rev. Series 2007C-1, 5.50%, 9/1/24                                            207,357
            50,000     Interlocken Met. Dist. Ref. Impt. G.O. Series 1999-B (Radian insured), 5.75%, 12/15/19               41,001
           835,305     Lyons Rev. Series 2006 (Longmont Humane Soc. Proj.), 4.75%, 11/30/16                                684,700
           500,000     Maher Ranch Met. Dist. No. 4 Ref. G.O. Series 2007 (Radian insured), 5.25%, 12/1/36                 322,650
           500,000     Walker Field Pub. Airport Auth. Rev. Series 2007, 4.75%, 12/1/27                                    318,285
                                                                                                                  ----------------
                                                                                                                         3,867,401
                                                                                                                  ----------------
    CONNECTICUT (0.7%)
           450,000     CT Hlth. & Educ. Facs. Auth. Rev. Series 1995-C (Bridgeport Hosp. Proj.) (Connie Lee
                        insured), 5.25%, 7/1/15                                                                            439,483
           300,000        Series 1997-B, 5.75%, 9/1/18                                                                     226,533
           500,000        Series 1999-B, zero coupon, 5.12% effective yield, 9/1/26                                        299,895
                                                                                                                  ----------------
                                                                                                                           965,911
                                                                                                                  ----------------
    DELAWARE (0.2%)
           500,000     Millsboro Spl. Oblig. Rev. Series 2007-A (Plantation Lakes Spl. Dev. Proj.), 5.45%,
                        7/1/36                                                                                             269,415
                                                                                                                  ----------------
    FLORIDA (9.8%)
            80,000     Arbor Greene Cmnty. Dev. Dist. Spl. Assmt. Rev. Ref. Series 2006, 5.00%, 5/1/19                      64,888
           775,000     Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/14 (3)                       310,000
           100,000     Broward Co. Hsg. Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1996
                        (Tamarac Pointe Apt. Proj.) (GNMA collateralized), 6.15%, 7/1/16                                   100,097
                       Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A:
           535,000        (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13                          441,118
         1,000,000        (American Opportunity Proj.), 5.875%, 6/1/38                                                     527,560
            40,000     Clearwater Hsg. Auth. Rev. Ref. Series 1997 (Hamptons At Clearwater Proj.)
                        (ACA insured), 5.40%, 5/1/13                                                                        35,965
            45,000     Cocoa Cap. Impt. Rev. Series 1998 (MBIA insured), 5.00%, 10/1/22                                     42,555
            50,000     Collier Co. Indl. Dev. Auth. Hlth. Care Facs. Rev. Series 2004 (Naples Cmnty. Hosp.
                        Proj.), 4.65%, 10/1/34                                                                              49,207
           435,000     Concorde Estates Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2004-B, 5.00%,
                        5/1/11                                                                                             261,000
           400,000     Connerton West Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2007-B, 5.125%,
                        5/1/16                                                                                             241,072
           630,000     Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.), 5.125%,
                        10/1/19                                                                                            523,284
           100,000     Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B, 5.75%, 5/1/13                 88,044
            25,000     FL Brd. Pub. Educ. Cap. Outlay G.O. Ref. Series 1989-A, 5.00%, 6/1/24                                25,001
            45,000     FL Correctional Privatization Commn. Certificate of Participation Series 1995-B
                        (Polk Co. 350 Bed Youth Proj.), 5.00%, 8/1/17                                                       45,020
            85,000     Forest Creek Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2005-B, 4.85%, 5/1/11              63,456
           340,000     Heritage Isle At Viera Cmnty. Dev. Dist. Special Assessment Series 2006, 5.00%, 11/1/13             278,868
                       Highlands Co. Hlth. Facs. Auth. Rev. (Adventist Health Proj.):
            10,000        Ref. Series 2005-B, 5.00%, 11/15/30                                                               11,446
            80,000        Series 2005-B, 5.00%, 11/15/30                                                                    59,830
             5,000        Ref. Series 2006-C, 5.25%, 11/15/36                                                                5,766
           195,000        Series 2006-C, 5.25%, 11/15/36                                                                   146,351
            80,000     Hillsborough Co. Educ. Facs. Auth Rev. Ref. Series 1998 (Univ. of Tampa Proj.), 5.75%,
                        4/1/18                                                                                              81,784
           250,000     Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-B (Tampa Gen. Hosp.
                        Proj.), 5.25%, 10/1/28                                                                             175,600
           250,000     Gramercy Farms Cmnty. Dev. Dist. Spl. Assessment Series 2007-B, 5.10%, 5/1/14                       125,000
           560,000     Jacksonville Econ. Dev. Commn. Hlth. Care Facs. Rev. Ref. Series 2007-A
                        (FL Proton Therapy Inst. Proj.), 6.00%, 91/17                                                      455,045
           500,000     Jacksonville Hlth. Facs. Auth. Rev. Series 2007 (Brooks Hlth. Sys. Proj.), 5.00%,
                        11/1/22                                                                                            390,210
           500,000     Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%,
                        11/1/11                                                                                            300,480
           165,000     Lakeland Hosp. Sys. Rev. Ref. Series 1996 (Lakeland Regl. Med. Center Proj.), 5.25%,
                        11/15/25                                                                                           132,198
         1,000,000     Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 2007-A (Lee Charter Foundation),
                        5.25%, 6/15/27                                                                                     598,930
           250,000     Magnolia Creek Cmnty. Dev. Dist. Rev. Series 2007-B, 5.60%, 5/1/14                                  150,000
           300,000     Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.25%, 11/1/14                            158,124
           500,000     Main St. Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2008-B, 6.90%, 5/1/17             384,220
           820,000     Miami Beach Hlth. Facs. Auth. Hosp. Rev. Series 1998 (Mt. Sinai Med. Ctr. Proj.),
                        5.375%, 11/15/28                                                                                   433,198
           100,000     Miami Beach Stormwater Rev. Series 2000 (FGIC insured), 5.25%, 9/1/25                                94,882
                       Miami - Dade Co. Spl. Obligation:
           265,000        Sub. Series 1997-B, zero coupon, 5.44% effective yield, 10/1/33                                   51,717
           100,000        Cap. Apprec. & Income Sub Series 2005-B, variable rate, 10/1/35                                   79,540

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
            40,000     Miami-Dade Co. Pub. Service Tax Rev. Series 1999 (UMSA Pub. Impts. Proj.), 5.00%,
                        10/1/23                                                                                             39,791
           750,000     Miami-Dade Co. Wtr. & Swr. Rev. Ref. Series 2008-C, 6.00%, 10/1/23                                  774,503
         1,000,000     New River Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%,
                        5/1/13                                                                                             400,000
            70,000     Orange Co. Hlth. Facs. Auth. Rev. Ref. Series 2005 (Orlando Lutheran Proj.), 4.625%,
                        7/1/09                                                                                              69,187
            60,000     Orlando & Orange Co. Expressway Auth. Rev. Jr. Lien Series 1998, 5.00%, 7/1/28                       54,896
                       Palm Beach Co. Hlth. Fac. Auth. Rev.:
           200,000        Ref. Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12                                      183,786
            90,000        Series 1993 (Jupiter Med. Ctr. Inc. Proj.) (FSA insured), 5.25%, 8/1/18                           88,871
            10,000     Parklands Lee Cmnty. Dev. Dist. Spl. Assmt. Series 2004-B, 5.125%, 5/1/11                             6,071
           750,000     Riverwood Estates Cmnty. Dev. Dist. Spl. Assessment Series 2006-B, 5.00%, 5/1/13 (3)                330,000
           500,000     Sarasota Co. Hlth. Facs. Auth. Retirement Rev. Ref. Series 2007 (Village on the Isle
                        Proj.), 5.50%, 1/1/27                                                                              297,455
           250,000     Sarasota Natl. Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2007, 5.30%, 5/1/39                    124,615
           500,000     Seminole Tribe Spl. Oblig. Rev. Series 2007-A, 5.50%, 10/1/24                                       295,690
           780,000     South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.), 5.50%,
                        10/1/13                                                                                            801,895
           850,000     Sterling Hill Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series, 5.10%, 5/1/11               510,000
         1,000,000     Stoneybrook South Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.45%, 11/1/15                  622,660
           750,000     Tolomato Cmnty. Dev. Dist. Spl. Assmt. Series 2007, 6.375%, 5/1/17                                  572,175
           895,000     Verano Ctr. Cmnty. Dev. Dist. Spl. Assessment Series 2006-B (Dist. No. 1
                        Infrastructure Proj.). 5.00%, 11/1/12                                                              495,535
           735,000     Waters Edge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%,
                        11/1/12                                                                                            477,757
           500,000     Waterset North Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 6.55%, 11/1/15                     301,240
            50,000     West Villages Impt. Dist. Spl. Assmt. Rev. Series 2006 (Unit of Dev. No. 3), 5.50%,
                        5/1/37                                                                                              26,650
           450,000     Zephyr Ridge Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13                    249,017
                                                                                                                  ----------------
                                                                                                                        13,653,250
                                                                                                                  ----------------
    GEORGIA (1.2%)
         1,490,000     East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26                                            1,383,003
           250,000     Gainesville Redev. Auth. Educ. Facs. Rev. Ref. Series 2007 (Riverside Military
                        Academy Proj.), 5.125%, 3/1/27                                                                     150,312
           285,000     Main St. Nat. Gas Inc. Rev. Series 2008-A (GA Gas Proj.), 5.50%, 7/15/17                             36,349
           250,000     Medical Ctr. Hosp. Auth. Rev. Ref. Series 2007 (Spring Harbor Green Isl. Proj.),
                        5.25%, 7/1/27                                                                                      149,772
                                                                                                                  ----------------
                                                                                                                         1,719,436
                                                                                                                  ----------------
    IDAHO (0.4%)
                       ID Hsg. & Fin. Assn. Nonprofit Facs. Rev. Series 2008-A:
           250,000        (Idaho Arts Charter School Proj.), 5.50%, 12/1/18                                                196,855
           250,000        (Liberty Charter School Proj.), 5.50%, 6/1/21                                                    194,257
           250,000        (Victory Charter School Proj.), 5.625%, 7/1/21                                                   195,637
                                                                                                                  ----------------
                                                                                                                           586,749
                                                                                                                  ----------------
    ILLINOIS (9.5%)
            20,000     Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8),
                        6.85%, 7/1/22                                                                                       20,014
           500,000     Harvey Ref. & Impt. G.O. Series 2007-A, 5.50%, 12/1/27                                              429,935
           500,000     IL DFA Rev. Ref. Series 2007 (Chicago Charter School Fdn. Proj.), 5.00%, 12/1/36                    285,795
         1,000,000     IL Fin. Auth. Rev. Ref. Series 2007-A (Christian Homes, Inc. Proj.), 5.25%, 5/15/12                 886,230
           275,000     IL DFA Pollution Control Rev. Ref. Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14                 234,531
                       IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
           120,000        Series 1997-A, 6.05%, 7/1/19                                                                     108,235
           150,000        Series 1998-A, 5.70%, 7/1/19                                                                     124,770
           270,000        Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12                                266,142
                       IL Fin. Auth. Rev.:
           750,000        Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37                                  507,772
           700,000        Series 2006-A (Three Crowns Park Plaza Proj.), 5.875%, 2/15/38                                   388,003
           500,000        Series 2006 (Tabor Hills Supportive Living Proj.), 5.25%, 11/15/26                               319,120
           500,000        Series 2006-A (Montgomery Place Proj.), 5.75%, 5/15/38                                           274,930
           350,000        Series 2007-A (Sedgebrook, Inc. Fac. Proj.), 5.40%, 11/15/16                                     270,060
                       IL Fin. Auth. Sports Fac. Rev.:
                          Series 2007-A (United Sports Org. of Barrington Proj.) (UTD insured):
           500,000           6.125%, 10/1/27                                                                               350,115
           500,000           6.25%, 10/1/37                                                                                327,715
         1,000,000        Series 2008 (North Shore Ice Arena Proj.), 6.25%, 12/1/38                                        670,100
                       Lombard Public Facs. Corp. Rev. First Tier:
                          Series 2005-A1 (Conference Ctr. & Hotel Proj.):
           115,000           6.375%, 1/1/15                                                                                 96,663
           750,000           (ACA insured) 5.50%, 1/1/25                                                                   463,537
         1,925,000        Series 2005-B (Conference Ctr. & Hotel Proj.), 5.25%, 1/1/36                                   1,627,068
         2,000,000     Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25                                            1,106,600
         1,000,000     Manhattan Spl. Service Area Spl. Tax No. 07-6 Series 2007 (Groebe Farm-Stonegate
                        Proj.), 5.75%, 3/1/22                                                                              603,870

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           247,000     Montgomery Ref. Impt. Spl. Assmt. Series 2007 (Lakewood Creek Proj.) (Radian insured),
                        4.70%, 3/1/30                                                                                      151,142
           250,000     Quincy Hosp. Rev. Ref. Series 2007, 5.00%, 11/15/17                                                 230,385
                       Southwestern IL Dev. Auth. Rev.:
         2,475,000        Series 1999 (Anderson Hosp. Proj.), 5.625%, 8/15/29                                            1,677,011
           750,000        Ref. Series 2008-A (Local Govt. Prog.), 7.00%, 10/1/22                                           558,848
           500,000        Series 2006 (Village of Sauget Proj.), 5.625%, 11/1/26                                           344,305
           215,000     Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%,
                        12/1/11                                                                                            214,308
           440,000     Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18                                                 437,219
           500,000     Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%,
                        9/1/13 (3)                                                                                         256,160
                                                                                                                  ----------------
                                                                                                                        13,230,583
                                                                                                                  ----------------
    INDIANA (2.7%)
           100,000     Elkhart Co. Ind. Hosp. Auth. Rev. Series 1998 (Elkhart General Hosp. Proj.), 5.25%,
                        8/15/28                                                                                             74,663
                       IN Hlth. & Educ. Fac. Fin. Auth. Rev. Series 2005 (Baptist Homes of IN Proj.):
           400,000        5.25%, 11/15/25                                                                                  316,552
           250,000        5.25%, 11/15/35                                                                                  177,630
           215,000     IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp. Proj.)
                        (MBIA insured), 5.00%, 12/1/28                                                                     187,934
                       IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
                          Series 1993 (Community Hosp. of Anderson Proj.) (MBIA insured):
           105,000           6.00%, 1/1/14                                                                                 105,035
           375,000           6.00%, 1/1/23                                                                                 347,227
                          Series 2001-A (Community Foundation Northwest IN):
         1,360,000           5.50%, 8/1/13                                                                               1,301,833
           360,000           6.375%, 8/1/21                                                                                315,130
            50,000           6.375%, 8/1/31                                                                                 39,361
           300,000        Series 2004-A (Community Foundation Northwest IN), 4.75%, 3/1/14                                 270,246
           400,000     St. Joseph Co. Hosp. Auth. Hlth. Fac. Rev. Series 2005 (Madison Ctr. Oblig. Group
                        Proj.), 5.25%, 2/15/28                                                                             271,624
           500,000     Vigo Co. Hosp. Auth. Rev. Series 2007 (Union Hosp. Inc. Proj.), 5.50%, 9/1/27                       314,900
                                                                                                                  ----------------
                                                                                                                         3,722,135
                                                                                                                  ----------------
    IOWA (1.2%)
                       Coralville Urban Renewal Rev. Tax Increment Series 2006-A:
           120,000        5.00%, 6/1/14                                                                                    111,625
           185,000        5.00%, 6/1/15                                                                                    167,813
           405,000     Dickinson Co. Hsg. Sr. Rev. Series 2006-A (Spirit Lake - GEAC LLC Proj.), 5.375%, 12/1/16           320,011
           345,000     Iowa Fin. Auth. Cmnty. Provider Rev. Series 2007 (Boys & Girls Proj.), 5.40%, 12/1/10               332,687
           410,000     IA Fin. Auth. Sr. Hsg. Rev. Ref. Series 2007-A (Walnut Ridge Proj.), 5.00%, 12/1/14                 328,061
            95,000     IA Fin. Auth Single Family Rev. Series 2000-D (GNMA/FNMA Mtg. Backed Sec. Proj.), 5.75%,
                        7/1/09                                                                                              95,902
           500,000     IA Fin. Auth. Sr. Living Fac. Rev. Series 2007-A (Deerfield Ret. Cmnty. Inc. Proj.),
                        5.00%, 11/15/21                                                                                    299,540
                                                                                                                  ----------------
                                                                                                                         1,655,639
                                                                                                                  ----------------
    LOUISIANA (5.2%)
         7,200,000     Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon,
                        6.46% effective yield, 4/1/34                                                                    1,143,936
           387,118     Denham Springs - Livingston Hsg. & Mtg. Rev Series 2007, 5.00%, 11/1/40                             359,369
           115,000     East Baton Rouge Fin. Auth. Single Family Mtg. Rev. Ref.
                        Series 2007-B1 (GNMA/FNMA/FHLMC supported), 4.625%, 10/1/24                                         99,392
                       Jefferson Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-D:
           270,000           4.00%, 12/1/23                                                                                262,640
         1,200,000           5.00%, 6/1/38                                                                               1,043,508
           400,000     Juban Park Cmnty. Dev. Dist. Special Assessment Series 2006, 5.15%, 10/1/14                         317,380
           204,000     Layayette Pub. Fin. Auth. Single Family Mortgage Backed Rev.
                        Series 2007 (GNMA/FNMA/FHLMC supported), 5.35%, 1/1/41                                             194,334
                       LA Hsg. Fin. Agy. Single Family Mtg. Rev.:
         2,210,000        Series 2007-B1, 5.70%, 12/1/38                                                                 2,176,275
           250,000        Series 2008-B (Home Ownership Prog.) (GNMA/FNMA/FHLMC supported), 6.00%, 12/1/28                 246,840
           600,000     LA Loc. Gov. Envir. Facs. Cmnty. Dev. Auth. Rev. Series 2007 (LA Local Gov. Proj.),
                        6.75%, 11/1/32                                                                                     327,300
           750,000     LA Public Facs. Auth. Rev. Ref. Series 2007-A2 (Tulane Univ. Proj.), variable rate,
                        2/15/36                                                                                            405,000
         1,025,000     St. John Baptist Parish Rev. Series 2007-A (Marathon Oil Corp.), 5.125%, 6/1/37                     604,812
                                                                                                                  ----------------
                                                                                                                         7,180,786
                                                                                                                  ----------------
    MARYLAND (0.2%)
           305,000     MD Economic Dev. Corp. Rev. Ref. Sr. Lien Series 2006-A (Chesapeake Bay Proj.),
                        4.75%, 12/1/11                                                                                     267,671
                                                                                                                  ----------------
                                                                                                                           267,671
                                                                                                                  ----------------
    MASSACHUSETTS (1.0%)
           250,000     MA St. G.O. Series 2007-A (FGIC insured), variable rate, 5/1/37                                     125,000
                       MA Hlth. & Educ. Fac. Auth. Rev.:
           250,000        Series 2001-E (Berkshire Hlth. Sys. Proj.), 5.70%, 101/25                                        187,382

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
         1,000,000        Series 2008-A (Quincy Med. Ctr. Proj.), 5.125%, 1/15/12                                          923,690
           200,000     MA Indus. Fin. Agy. Rev. Series 1997 (Trustees Deerfield Academy Proj.), 5.00%, 10/1/23             200,844
                                                                                                                  ----------------
                                                                                                                         1,436,916
                                                                                                                  ----------------
    MICHIGAN (2.3%)
         1,000,000     Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35                           661,700
           115,000     MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2006 (Black River School Proj.),
                        5.125%, 9/1/11                                                                                     109,225
           500,000     MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Series 2007 (Richfield Pub. Sch. Proj.),
                        5.00%, 9/1/22                                                                                      350,265
           650,000     MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Bradford Proj.), 6.00%,
                        9/1/16                                                                                             576,816
           500,000     MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Nataki Talibah Proj.),
                        6.25%, 10/1/23                                                                                     373,970
           500,000     MI Hosp. Fin. Auth. Rev. Ref. Series 1998-A (Mclaren Hlth. Care Proj.) (MBIA-IBC insured),
                        5.00%, 6/1/28                                                                                      361,105
           250,000     MI Tobacco Settlement Fin. Auth. Sr. Rev. Series 2007-A, 5.125%, 6/1/22                             175,380
           300,000     Pontiac Tax Increment Fin. Auth. Rev. Ref. Series 2002 (Dev. Area 2 Proj.) (ACA insured),
                        5.625%, 6/1/22                                                                                     186,399
           500,000     Saginaw Hosp Fin. Auth. Series 2000-F (Covenant Med. Ctr. Proj.), 6.50%, 7/1/30                     446,050
                                                                                                                  ----------------
                                                                                                                         3,240,910
                                                                                                                  ----------------
    MINNESOTA (1.5%)
         2,147,493     Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.295%, 11/1/32                               1,698,044
           594,659     St. Paul Hsg. & Redev. Auth. Rev. Series 2006 (Nursing Home NTS-Episcopal Proj.),
                        5.63%, 10/1/33                                                                                     342,179
                                                                                                                  ----------------
                                                                                                                         2,040,223
                                                                                                                  ----------------
    MISSISSIPPI (0.7%)
                       MS Home Corp. Single Fam. Mtg. Rev. (GNMA/FNMA/FHLMC supported):
           245,000        Series 2007-C1, 5.60%, 6/1/38                                                                    243,880
           250,000        Series 2008-A1, 5.05%, 12/1/39                                                                   205,925
           495,000        Series 2008-B2, 6.75%, 6/1/39                                                                    519,537
                                                                                                                  ----------------
                                                                                                                           969,342
                                                                                                                  ----------------
    MISSOURI (3.1%)
           200,000     Branson Cmnty. Park Impt. Dist. Spl. Assessment Rev. Series 2007-A, 5.00%, 6/1/10                   196,174
            80,000     Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. (Southwest MO Hosp. Assoc. Proj.)
                        Series 2002, 5.75%, 6/1/32                                                                          60,466
           500,000     Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.625%, 4/1/27                     342,595
           265,000     Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006
                        (Stardust-Munger Proj.), 4.70%, 4/15/23                                                            233,696
           250,000     Independence 39th St. Transn. Dist. Rev. Ref. & Impt. Series 2008 (Road Impt. Proj.),
                        6.875%, 9/1/32                                                                                     184,467
         1,000,000     Joplin Indl. Dev. Auth. Rev. Ref. Series 2007-F (Christian Homes Inc. Proj.), 5.50%,
                        5/15/17                                                                                            750,960
                          Series 2007-E (Independence - Centerpoint Proj.):
           250,000           5.125%, 4/1/25                                                                                220,830
           500,000           4.75%, 4/1/28                                                                                 405,575
           750,000     Lakeside 370 Levee Dist. Impt. Spl. Tax Series 2008, 7.00%, 4/1/28                                  575,325
           500,000     MO Hlth. & Educ. Fac. Auth. Rev. Series 2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.),
                        5.375%, 2/1/35                                                                                     353,780
           400,000     MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 2007-B (Riverside Horizons Proj.)
                        (ACA insured), 4.50%, 5/1/27                                                                       322,888
           250,000     St. Louis Indl. Dev. Auth. Sr. Living Facs. Rev. Series 2007-A (Friendship Vlg.),
                        5.375%, 9/1/21                                                                                     198,143
           445,000     St. Louis Indl. Dev. Auth. Tax Allocation Rev. Series 2006 (Southtown Redev. Proj.),
                        5.125%, 5/1/26                                                                                     269,238
           250,000     Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj., 5.75%,
                        12/20/15                                                                                           250,223
                                                                                                                  ----------------
                                                                                                                         4,364,360
                                                                                                                  ----------------
    MONTANA (0.2%)
           880,939     MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21            817,027
                                                                                                                  ----------------
    NEBRASKA (0.3%)
           500,000     Mead Vlg. Tax Allocation Rev. Series 2006-A (E3 Biofuels - Mead LLC Proj.), 5.125%,
                        7/1/12                                                                                             336,820
                                                                                                                  ----------------
                                                                                                                           336,820
                                                                                                                  ----------------
    NEVADA (2.6%)
           250,000     Clark Co. Econ. Dev. Rev. Series 2003 (Alexander Dawson Sch. Proj.), 5.375%, 5/15/33                213,647
         1,000,000     Clark Co. Poll. Ctrl. Rev. Ref. Series 1995-D (Nev. Pwr. Co. Proj.) (ACA-CBI Insured),
                        5.30%, 10/1/11                                                                                     897,920
           415,000     Clark Co. Impt. Spl. Assmt. Series 2007-A (Summerlin Proj.), 4.85%, 2/1/17                          257,055
           600,000     Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17                             536,136
           300,000     North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist.
                        No. 60), 4.50%, 12/1/10                                                                            287,571
            90,000     NV Hsg. Dev. SF Mtg. Program Mezzanine Series 1998B-1, 5.30%, 4/1/16                                 90,632
                       Reno Hosp. Rev. Series 2007-A (Renown Regl. Med. Ctr. Proj.):
           500,000        5.00%, 6/1/22                                                                                    399,705
           500,000        5.25%, 6/1/32                                                                                    355,065
           500,000     Sparks Redev. Agy. Tax Increment Rev. Series 2008 (Redev. Area No. 2 Proj.), 6.40%, 6/1/20          379,250
           250,000     Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax Series 2008-A, 6.50%, 6/15/20                        191,378
                                                                                                                  ----------------
                                                                                                                         3,608,359
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
    NEW HAMPSHIRE (1.3%)
                       Manchester Hsg. & Redev. Auth. Rev.:
           200,000        Series 2000-B (Radian insured) zero coupon, 5.25% effective yield, 1/1/19                        101,982
           890,000        Series 2000-A (ACA insured), 6.75%, 1/1/15                                                       877,967
           565,000        NH Hlth. & Educ. Fac. Auth. Rev. Series 2006-A (Havenwood-Heritage Heights Proj.),
                           5.00%, 1/1/16                                                                                   442,022
           500,000     NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.), 5.00%,
                        7/1/16                                                                                             422,635
                                                                                                                  ----------------
                                                                                                                         1,844,606
                                                                                                                  ----------------
    NEW JERSEY (0.4%)
                       NJ Hlth. Care Facs. Fin. Auth. Rev.:
           300,000        Series 1997 (Capital Health Sys. Proj.), 5.125%, 7/1/12                                          293,022
           495,000        Series 2007-E (Catholic Hlth. East Issue Proj.), variable rate, 11/15/33                         301,950
                                                                                                                  ----------------
                                                                                                                           594,972
                                                                                                                  ----------------
    NEW MEXICO (1.3%)
                       Farmington Pollution Ctl. Rev. Ref. (Pub. Svc. Co. San Juan Proj.):
           250,000        Series 1996-B, 6.30%, 12/1/16                                                                    214,935
         1,000,000        Series 1996-C, 5.70%, 12/1/16                                                                    865,600
           475,000     NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26                   484,424
           250,000     NM State Hosp. Equip. Ln. Council Hosp. Rev. Ref. Series 2007-A (Rehoboth Proj.),
                        5.00%, 8/15/17                                                                                     181,775
                                                                                                                  ----------------
                                                                                                                         1,746,734
                                                                                                                  ----------------
    NEW YORK (1.9%)
           250,000     Albany Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A (Brighter Choice Charter Sch.
                        Proj.), 5.00%, 4/1/20                                                                              186,342
           500,000     Genesee Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (United Mem. Med. Ctr. Proj.),
                        4.75%, 12/1/14                                                                                     423,285
           275,000     Madison Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Oneida Hlth. Sys., Inc. Proj.),
                        4.50%, 2/1/17                                                                                      228,291
           230,000     NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24                        230,021
           650,000     NY Dorm Auth. Debt Rev. Series 2007-B (N Shore Proj.), variable rate, 5/1/33                        286,000
           155,000     NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21                     134,822
           250,000     Seneca Nation Indians Cap. Impt. Auth. Spl. Oblig. Rev. Series 2007-A, 5.00%, 12/1/23               140,978
                       Ulster Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A:
           500,000        5.10%, 9/15/13                                                                                   433,680
           650,000        5.25%, 9/15/16                                                                                   504,179
                                                                                                                  ----------------
                                                                                                                         2,567,598
                                                                                                                  ----------------
    NORTH CAROLINA (1.4%)
           750,000     Buncome Co. Proj. Dev. Fin. Rev. Series 2008 (Woodfin Downtown Corridor Dev. Proj.),
                        6.75%, 8/1/24                                                                                      582,165
           250,000     NC Med. Care Commission Retirement Facs. Rev. Ref. Series 2007 (Brookwood Proj.),
                        5.25%, 1/1/32                                                                                      133,280
           525,000     NC Med. Commission Hlth. Care Facs. Rev. Ref. Series 2005-B (Presbyterian Proj.),
                        4.90%, 7/1/31                                                                                      520,076
           600,000     NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A (ARC Proj.), 5.80%, 10/1/34              401,742
           370,000     NC Med. Care Commission Rev. Series 2003 (FHA Insd. Mtg.-Betsy Johnson Proj.)
                        (FSA insured), 5.375%, 10/1/24                                                                     336,844
                                                                                                                  ----------------
                                                                                                                         1,974,107
                                                                                                                  ----------------
    NORTH DAKOTA (0.6%)
           741,792     City of Washburn Series 2007-B (Bismarck State College Fdtn.), 5.01%, 4/1/32                        710,793
           175,000     Williams Co. Sales Tax Rev. Series 2006, 5.00%, 11/1/31                                             111,447
                                                                                                                  ----------------
                                                                                                                           822,240
                                                                                                                  ----------------
    NORTHERN MARIANA ISLANDS (0.2%)
           450,000     Northern Mariana Islands Commonwealth G.O. Ref. Series 2007-B, 5.00%, 10/1/22                       296,424
                                                                                                                  ----------------
    OHIO (2.4%)
           330,000     Blue Ash Tax Allocation Rev. Series 2006 (Duke Realty Ohio Proj.), 5.00%, 12/1/21                   283,427
           480,000     Buckeye Tobacco Settlement Fin. Auth. Asset-Backed Sr. Rev. Series 2007-A2, 5.125%,
                        6/1/24                                                                                             319,008
           295,000     Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland Bond Fund
                        Capital Imprv. Proj.), 5.375%, 5/15/19                                                             234,436
                       Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev.:
           260,000        Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25                                                 173,766
           750,000        Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21                              508,747
           750,000     Cuyahoga Co. Hsg. Mtg. Sr. Rev. Series 2007 (R H Myers Apts. Proj.), 5.70%, 3/20/42                 680,857
           250,000     Erie Co. Hosp. Facs. Rev. Series 2002-A (Firelands Regl. Med. Ctr. Proj.), 5.625%,
                        8/15/32                                                                                            193,022
           500,000     OH Higher Educ. Fac. Commn. Rev. Series 2008-C (Xavier Univ. Proj.), 5.75%, 5/1/28                  472,120
           250,000     OH Hsg. Fin. Agy. Residential Mtg. Rev. Series 2008-F, 5.45%, 9/1/33                                224,125
           250,000     Toldeo-Lucas Co. Port Auth. Spl. Assessment Rev. Series 2003 (Crocker Park), 5.38%,
                        12/1/35                                                                                            169,780
                                                                                                                  ----------------
                                                                                                                         3,259,288
                                                                                                                  ----------------
    OKLAHOMA (1.1%)
           500,000     Atoka Co. Health Care Auth. Hosp. Rev. Series 2007 (Atoka Mem. Hosp. Proj.), 5.875%,
                        10/1/18                                                                                            359,000
           500,000     Citizen Potawatomi Nation Tax Rev. Series 2004-A, 6.50%, 9/1/16                                     456,755
           350,000     Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14                                       334,271
           500,000     Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16                                             407,145

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1,557,171
                                                                                                                  ----------------
    OREGON (0.8%)
           250,000     OR G.O. Series 2001-81 (Veterans Welfare Proj.), 5.25%, 10/1/42                                     217,493
            50,000     OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000-K, 5.70%, 7/1/22                                   50,409
         1,245,000     Western Generation Agy. Sub. Lien Rev. Series 2006-C (Wauna Cogeneration Proj.),
                        5.00%, 1/1/21                                                                                      828,859
                                                                                                                  ----------------
                                                                                                                         1,096,761
                                                                                                                  ----------------
    PENNSYLVANIA (2.7%)
           495,000     Butler Co. Gen. Auth. Rev. Series 2007 (Butler Area Sch. Dist. Proj.), variable
                        rate, 10/1/34                                                                                      257,400
           225,000     Cambridge Area Jt. Auth. Gtd. Swr. Rev. Series 2008, 5.625%, 12/1/28                                189,657
           555,000     Erie Auth. Pkg. Fac. Rev. Series 2006, 4.60%, 9/1/21                                                425,557
           600,000     Geisinger Auth. Hlth. Sys. Rev. Series 2007 (Geisinger Hlth. Sys. Proj.), variable
                        rate, 5/1/37                                                                                       216,000
         1,890,000     Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12           1,800,093
           250,000     Lehigh Co. General Purpose Auth. Rev. Rev. Series 2007 (Saint Luke's Bethlehem  Proj.),
                        variable rate, 8/15/42                                                                              77,500
           565,000     Potter Co. Hosp. Auth. Rev. Series 1996 (Charles Cole Mem. Hosp. Proj.) (Radian insured),
                        5.95%, 8/1/16                                                                                      540,733
            25,000     South Fork Municipal Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Mem. Hosp. Proj.),
                        5.375%, 7/1/22                                                                                      21,256
           200,000     Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29                                               158,458
                                                                                                                  ----------------
                                                                                                                         3,686,654
                                                                                                                  ----------------
    PUERTO RICO (0.5%)
           500,000     Puerto RicoElec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25                         235,000
           500,000     Puerto Rico Commonwealth Hwy. & Transportation Auth. Rev. Ref. Series 2007-N, variable
                        rate, 7/1/45                                                                                       180,000
           500,000     Puerto Rico Sales Tax. Fin. Corp. Rev. Series 2007-A, variable rate, 8/1/57                         252,500
                                                                                                                  ----------------
                                                                                                                           667,500
                                                                                                                  ----------------
    RHODE ISLAND (0.6%)
           565,000     RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.80%, 7/1/20                   415,213
           500,000     RI Hsg. & Mtg. Fin. Corp. Rev. Series 2008-A2 (Home Ownership Oppty. Proj.), 5.625%,
                        10/1/38                                                                                            451,745
                                                                                                                  ----------------
                                                                                                                           866,958
                                                                                                                  ----------------
    SOUTH CAROLINA (1.0%)
           750,000     Berkeley Co. Sch. Dist. Intallment Lease (Securing Assets For Education Proj.)
                          Series 2003, 5.25%, 12/1/20                                                                      760,140
                       SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. (Woodlands at Furman Proj.):
           500,000        Series 2007-A, 6.00%, 11/15/27                                                                   327,660
           250,000        Series 2007-B, 5.15%, 11/15/42                                                                   221,243
                                                                                                                  ----------------
                                                                                                                         1,309,043
                                                                                                                  ----------------
    TENNESSEE (2.1%)
           500,000     Blount Co. Hlth. & Educ. Fac. Brd. Rev. Ref. Series 2007-A (Asbury Inc. Proj.), 4.75%,
                        4/1/12                                                                                             459,245
           495,000     Metro Govt. Nashville & Davidson Co. Hlth. & Educ. Facs. Brd. Multifamily Hsg. Rev.
                          Series 2005-A (Prestige Proj.), 7.50%, 12/20/40                                                  350,292
           240,000     Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.
                          Series 2001-A (GNMA collateralized), 6.625%, 3/20/36                                             245,532
                       Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily Hsg. Rev.:
                          (CME Memphis Apts. Proj.):
         1,850,000           Senior Series 1998-A, 5.35%, 1/1/19 (3)                                                       278,518
         7,875,000           Senior Series 1998-A, 5.55%, 1/1/29 (3)                                                     1,179,596
         1,630,000           Subordinate Series 1998-C, 6.00%, 1/1/29 (3)                                                       16
                          (Eastwood Park Apts. Proj.):
         1,000,000           Senior Series 1995-A2, 6.40%, 9/1/25 (3)                                                      340,930
           405,000           Subordinate Series 1995-C, 7.50%, 9/1/25 (3)                                                        4
                                                                                                                  ----------------
                                                                                                                         2,854,133
                                                                                                                  ----------------
    TEXAS (8.2%)
           450,000     Austin Convention Enterprises, Inc. (Convention Ctr.) Rev. Ref. Series 2006, 5.25%, 1/1/24          320,409
            20,000     Austin Utilities System Rev. Ref. Series 1993 (MBIA insured), 5.25%, 5/15/18                         20,033
                       Bexar Co. HFC Multifamily Hsg. Rev.:
           250,000        Series 2000-A (Dymaxion & Marbach Pk. Apts. Proj.), 6.10%, 8/1/30                                172,915
           550,000        Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                              363,858
           230,000        Ref. Series 2001-A (Nob Hill Apartments Proj.), 5.50%, 6/1/11                                    213,401
           115,000        Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts.
                           Proj.), 7.50%, 12/1/14                                                                          101,302
           440,000        Series 2001-A-1 (American Opportunity -Waterford Proj.), 6.50%, 12/1/21                          326,788
           500,000     Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33           297,990
         1,969,000     Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts.),
                        6.75%, 10/20/32                                                                                  1,993,573
         1,165,820     Galveston Co. Municipal Util. Dist. No. 52 Series 2008-A, 6.25%, 8/12/09                          1,153,089
           100,000     Harris Co. Spl. Rev. Sr. Lien Series 1998-A (Houston Sports Auth. Proj.), 5.00%, 11/15/28            83,486
           500,000     Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2008 (Teco Proj.) (Assured Gty.),
                        5.00%, 11/15/32                                                                                    459,495
           500,000     La Vernia Higher Educ. Fin. Corp. Rev. Series 2008 (Friends Life Proj.), 6.00%, 2/15/18             414,715
            16,775     Midland HFC Single Family Mtg. Rev. Ref. Series 1992 A-2, 8.45%, 12/1/11                             16,831
           250,000     North TX Twy. Auth. Toll Rev. Ref. Series 2008-F, 6.125%, 1/1/31                                    222,560

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           750,000     Port Corpus Christi Auth. Gen. Rev. Ref. Series 1989 (Union Pacific-Conv.), 5.65%, 12/1/22          520,365
                       Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.):
           610,000        5.50%, 12/1/18                                                                                   508,740
         1,175,000        5.625%, 12/1/28                                                                                  802,443
                       Tarrant Co. Cultural Educ. Facs. Fin. Corp. Retirement Fac. Rev. Series 2007:
           300,000        (C.C. Young Mem. Hom. Proj.), 5.00%, 2/15/13                                                     271,035
           250,000        (Buckingham Sr. Living Cmnty. Inc. Proj.), 5.25%, 11/15/16                                       193,683
           490,000     Tarrant Co. HFC Multifamily Hsg. Rev. Subordinate Seroes 2001-C
                        (Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)                                                          4,900
                       TX Municipal Gas Acq. & Supply Corp. I Gas Supply Sr. Lien Rev.:
           500,000        Series 2006-C, variable rate, 12/15/26                                                           295,000
            35,000        Series 2008-D, 6.25%, 12/15/26                                                                    28,002
           300,000     TX Municipal Gas Acq. & Supply Corp. II Gas Supply Rev. Series 2007, variable rate,
                        9/15/27                                                                                            160,500
           235,000     TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%,
                        9/1/16                                                                                             213,991
           500,000     TX St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev. Series 2007-A (Idea Pub. Sch. Proj.)
                        (ACA insured), 5.00%, 8/15/30                                                                      265,910
                       TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:
         1,000,000        Series 2006-A (Kipp Inc. Proj.) (ACA Insured), 5.00%, 2/15/28                                    547,470
           750,000        Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18                                             599,055
           835,000     Travis Co. Hlth. Facs. Dev. Corp. Retirement Fac. Rev. Series 2005
                        (Querencia Barton Creek Proj.), 4.90%, 11/15/13                                                    738,123
                                                                                                                  ----------------
                                                                                                                        11,309,662
                                                                                                                  ----------------
    UTAH (0.7%)
           250,000     Provo Charter Sch. Rev. Series 2007 (Freedom Academy Fdtn. Proj.), 5.50%, 6/15/37                   147,963
           857,000     UT Assoc. Muni. Pwr. Sys. Rev Series 2007-A, 5.00%, 5/1/27                                          567,000
           240,000     UT Hsg. Finance Agy. Multifamily Rev. Ref. Series 1996-A (Section 8)
                        (FHA insured), 6.10%, 7/1/22                                                                       240,029
                                                                                                                  ----------------
                                                                                                                           954,992
                                                                                                                  ----------------
    VIRGINIA (1.4%)
         1,000,000     Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36                          511,020
         1,500,000     Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (MBIA insured),
                        5.38%, 7/1/36                                                                                    1,361,415
                                                                                                                  ----------------
                                                                                                                         1,872,435
                                                                                                                  ----------------
    WASHINGTON (1.6%)
         1,000,000     Kalispel Tribe Indians Priority Dist. Rev. Series 2008, 6.20%, 1/1/16                               855,450
           250,000     Okanogan Co. Pub. Hosp. Dist. No. 4 G.O. Series 2007 (Radian insured), 5.625%, 12/1/23              239,453
         1,250,000     WA State Hsg. Fin. Commn. Nonprofit Rev. Series 2007-B (Skyline At First Hill Proj.),
                        5.10%, 1/1/13                                                                                    1,122,763
                                                                                                                  ----------------
                                                                                                                         2,217,666
                                                                                                                  ----------------
    WEST VIRGINIA (0.9%)
         1,250,000     Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15            1,250,338
                                                                                                                  ----------------
    WISCONSIN (3.8%)
                       WI Hlth. & Educ. Fac. Auth. Rev.:
           250,000        Series 1993-C (Sorrowful Mother Corp. Proj.), 5.50%, 8/15/23                                     213,140
           220,000        Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28                                              148,595
         2,450,000        Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29                                         1,661,272
           225,000        Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15                                           202,165
           500,000        Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                             349,280
           900,000        Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                              660,042
                          Series 2001 (Agnesian Healthcare, Inc. Proj.):
           550,000           6.00%, 7/1/17                                                                                 551,386
           340,000           6.00%, 7/1/21                                                                                 322,266
                          Series 2003 (Synergy Hlth., Inc. Proj.):
           215,000           6.00%, 11/15/23                                                                               202,487
           250,000           6.00%, 11/15/32                                                                               216,770
           450,000        Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                       377,951
           500,000        Series 2004-A (Beaver Dam Cmnty. Hosp., Inc.), 6.75%, 8/15/34                                    315,700
                                                                                                                  ----------------
                                                                                                                         5,221,054
                                                                                                                  ----------------

Total municipal bonds (cost: $177,122,080)                                                                             125,973,442
                                                                                                                  ----------------
    CLOSED-END MUTUAL FUNDS (6.0%) (2)
            31,000     BlackRock Long-Term Municipal Advantage Trust (BTA)                                                 210,800
            66,500     BlackRock MuniYield Insured Fund (MYI)                                                              602,490
            33,800     BlackRock MuniHoldings Florida Insured Fund (MFL)                                                   309,270
            54,500     BlackRock MuniYield Florida Fund (MYF)                                                              487,775

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  Quantity/Par ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
            23,700     BlackRock MuniYield Michigan Insured Fund (MIY)                                                     225,387
            23,000     BlackRock MuniYield Michigan Insured Fund II (MYM)                                                  200,560
           208,600     DWS Municipal Income Trust (KTF)                                                                  1,710,520
            23,000     Eaton Vance National Municipal Income Trust (FEV)                                                   171,350
            44,000     Insured Municipal Income Fund (PIF)                                                                 444,400
            58,300     Investment Grade Municipal Income Fund (PPM)                                                        581,251
            62,600     MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (MZF)                        532,100
             3,500     Morgan Stanley Quality Investment (IQT)                                                              32,340
            76,000     Nuveen Florida Investment Quality Municipal Fund (NQF)                                              693,120
             7,300     Nuveen Florida Quality Income Municipal Fund (NUF)                                                   70,007
            11,700     Nuveen Michigan Premium Income Municipal Fund (NMP)                                                 112,086
            21,500     Nuveen Premier Municipal Income Fund (NPF)                                                          212,205
            67,411     Putnam Municipal Opportunities Trust (PMO)                                                          588,498
            45,700     Seligman Select Municipal Fund (SEL)                                                                418,155
            36,800     Van Kampen Advantage Municipal Income Trust II (VKI)                                                274,896
            25,700     Van Kampen Pennsylvania Value Municipal Income Trust (VPV)                                          216,137
            25,889     Van Kampen Trust Investment Grade Muni Fund (VGM)                                                   228,862
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $11,693,188)                                                                        8,322,209
                                                                                                                  ----------------

SHORT-TERM SECURITIES (1.0%) (2)
         1,338,171     Dreyfus Tax-Exempt Cash Management Fund, 1.44%                                                    1,338,171
                                                                                                                  ----------------

Total short-term securities (cost: $1,338,171)                                                                           1,338,171
                                                                                                                  ----------------

Total investments in securities (cost: $190,153,439)                                                              $    135,633,822
                                                                                                                  ================

Other Assets and Liabilities, Net (+2.31%)                                                                               3,200,357

                                                                                                                  ----------------
Total Net Assets                                                                                                  $    138,834,179
                                                                                                                  ================

                                                                                                                  ----------------
Aggregate Cost                                                                                                         190,153,439
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                               60,205
Gross Unrealized Depreciation                                                                                          (54,579,821)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                              (54,519,617)
                                                                                                                  ================

Notes To Schedule of Investments:

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                     INVESTMENTS IN SECURITIES
VALUATION INPUTS                                             AT VALUE
                                                     -------------------------
Level 1 - Quoted Prices                                           $  9,660,380
Level 2 - Other Significant Observable Inputs                     $125,973,442
Level 3 - Significant Unobservable Inputs                                   --
------------------------------------------------------------------------------
Total                                                             $135,633,822
==============================================================================

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (97.9%) (2)
    EDUCATION/STUDENT LOAN (10.9%)
                       Intermediate Sch. Dist. 287 Lease Rev. Series 2006:
         4,228,090        5.46%, 1/1/28                                                                                  3,394,691
         5,207,670        5.30%, 11/1/32                                                                                 4,117,757
                       Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S.
                        Bank):
           775,000        5.125%, 1/1/16                                                                                   639,646
           875,000        6.25%, 1/1/21                                                                                    677,591
                       Minnesota Higher Educ. Fac. Auth. Rev.:
           326,963        Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                                 303,393
           700,000        Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                                666,638
           150,000        Series 1999-4Y (Augsburg College), 5.20%, 10/1/16                                                134,565
            75,000        Series 1999-4Y (Augsburg College), 5.30%, 10/1/27                                                 53,119
           700,000        Series 2005-6C (Augsburg College), 5.00%, 5/1/23                                                 532,063
           505,000        Series 2006-6J1 (Augsburg College) 5.00%, 5/1/10                                                 514,105
           100,000        Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09                          99,923
            50,000        Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/22                                                  44,812
           100,000        Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/26                                                  86,178
           500,000        Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23                                                 482,325
         1,250,000        Series 2008-6W (Univ. St. Thomas), 6.00%, 10/1/25                                              1,224,038
         2,722,772        Series 2006-6M (College of St. Benedict), 4.493%, 10/1/16                                      2,772,435
         1,967,011        Series 2007-6N (College St. Catherine), 4.75%, 4/26/27                                         1,650,460
           910,000        Series 2007-6R (Bethel University), 5.50%, 5/1/14                                                863,954
         1,900,000        Series 2007-6S (St. Scholastica College), 5.00%, 12/1/27                                       1,310,791
                       Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
           315,000        5.75%, 5/1/16                                                                                    271,332
           300,000        6.00%, 5/1/26                                                                                    208,827
           505,000     Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13                         464,640
           775,000     Olmsted Co. Hsg. & Redev. Auth. Series 2007 (Schaeffer Academy Proj.), 4.977%, 4/25/27              469,092
                       St. Paul Hsg. & Redev. Auth. Lease Rev.:
           375,000        Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                  360,364
           605,000        Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18                                               485,283
                          Series 2006-A (Cmnty. Peace Academy Proj.):
           685,000           4.35%, 12/1/12                                                                                623,268
           600,000           4.35%, 12/1/14                                                                                512,520
         1,500,000           5.00%, 12/1/18                                                                              1,190,625
           500,000     St. Paul Hsg. & Redev. Auth. Rev. Ref. Series 2007 (St. Paul Acad. & Summit Proj.),
                        5.00%, 10/1/24                                                                                     448,525
           100,000     Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.),
                        5.20%, 9/1/11                                                                                       95,117
                                                                                                                  ----------------
                                                                                                                        24,698,077
                                                                                                                  ----------------
    ESCROWED TO MATURITY/PREREFUNDED (0.3%)
            55,000     Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22               59,083
            50,000     Northfield Hospital Rev. Series 2001-C, 6.00%, 11/1/21                                               55,442
           510,000     St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2001-A (Cmnty. of Peace Academy), 6.375%,
                        12/1/11                                                                                            549,117
                                                                                                                  ----------------
                                                                                                                           663,642
                                                                                                                  ----------------
    GENERAL OBLIGATION (1.4%)
           120,000     Austin Impt. G.O. Series 1998-B, 4.70%, 2/1/13                                                      120,265
            75,000     Cold Spring G.O. Series 2000, 5.15%, 2/1/09                                                          75,182
           650,000     Dakota Co. Cmnty. Dev. Agy. Sr. Hsg. Facs. G.O. Series 2007-A, 5.00%, 1/1/26                        605,566
                       Metropolitan Council Minneapolis-St. Paul Met. Area Tran. G.O. Series 2008-B:
         1,000,000        4.375%, 3/1/24                                                                                   974,820
           300,000        4.50%, 3/1/26                                                                                    290,424
           605,000     Minneapolis Ref. G.O. Series 1996 (Sports Arena Proj.), 5.125%, 10/1/20                             605,514
           500,000     Northern Mariana Islands Commonwealth Ref. G.O. Series 2007-B, 5.00%, 10/1/22                       329,360

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           150,000     Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12                                         150,396
           100,000     St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12                          100,285
            30,000     Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13                                               30,073
                                                                                                                  ----------------
                                                                                                                         3,281,885
                                                                                                                  ----------------
    HOSPITAL/HEALTH CARE (25.4%)
                       Aitkin Hlth. Care Fac. Rev. Refunding Series (Riverwood Hlth. Care Ctr. Proj.):
           615,000           5.00%, 2/1/12                                                                                 569,195
           250,000           5.25%, 2/1/14                                                                                 217,795
           285,000     Bemidji Hlth. Care Facs. Rev. Ref. Series 2006 (North County Health Svcs. Proj.), 5.00%,
                        9/1/21                                                                                             248,232
         4,025,000     Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30                 3,508,955
                       Carlton Hlth. Care & Hsg. Fac. Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
           100,000        5.00%, 4/1/13                                                                                     90,089
           400,000        5.20%, 4/1/16                                                                                    308,208
         2,000,000     Chippewa Co. Gross Rev. Series 2007 (Montevideo Hosp. Proj.), 4.625%, 3/1/14                      1,710,680
           365,000     Cold Spring Hlth. Care Facs. Rev. Series 2008 (Assumption Home, Inc. Proj.), 7.25%,
                        3/1/23                                                                                             309,202
                       Cold Spring Nursing Home & Sr. Hsg. Rev. Series 2005 (Assumption Home, Inc. Proj.):
           135,000        4.70%, 3/1/14                                                                                    116,030
           145,000        4.80%, 3/1/15                                                                                    118,477
           150,000        4.90%, 3/1/16                                                                                    116,100
                       Crookston Hlth. Care Fac. Rev. Ref. Series 2007 (Riverview Hlth. Proj.):
           285,000        4.75%, 5/1/10                                                                                    276,769
           600,000        4.85%, 5/1/12                                                                                    548,868
            75,000     Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.),
                        5.50%, 9/1/11                                                                                       70,448
                       Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
                          Series 2005:
           265,000           4.50%, 6/1/13                                                                                 230,947
           400,000           5.20%, 6/1/25                                                                                 259,388
           430,000        Ref. Series 2007, 4.75%, 6/1/18                                                                  315,547
         1,500,000     Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34                1,447,350
           435,000     Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%,
                        8/1/34                                                                                             413,341
                       Douglas Co. Gross Hlth. Care Facs. Rev. Series 2008-A (Douglas Co. Hosp. Proj.):
         1,000,000        5.00%, 7/1/18                                                                                    875,530
         1,500,000        6.00%, 7/1/28                                                                                  1,226,535
           250,000     Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.),
                        6.00%, 6/15/12                                                                                     235,650
           784,049     Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36                    743,451
           959,518     Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.)
                        Series 2005, 5.20%, 12/20/35                                                                       931,366
                       Elk River Rev. Series 1998 (Care Choice Member Proj.):
           725,000        5.60%, 8/1/13                                                                                    649,672
           115,000        5.75%, 8/1/23                                                                                     77,527
         1,925,000     Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.), 5.00%,
                        4/1/25                                                                                           1,363,535
                       Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
           115,000        5.10%, 11/1/09                                                                                   113,311
           120,000        5.20%, 11/1/10                                                                                   114,061
           135,000        5.40%, 11/1/12                                                                                   121,337
           140,000        5.50%, 11/1/13                                                                                   122,056
                       Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
           970,000        5.25%, 9/15/18                                                                                   800,774
           705,000        5.30%, 9/15/28                                                                                   470,524
                       Inver Grove Heights Nursing Home Rev. Refunding Series 2006 (Presbyterian Homes Care
                        Proj.):
           250,000        5.00%, 10/1/11                                                                                   237,122
           290,000        5.00%, 10/1/12                                                                                   266,113
                       Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.):
         1,000,000        5.00%, 9/1/20                                                                                    836,590
         2,000,000        5.00%, 9/1/29                                                                                  1,402,700
                       Maple Grove Hlth. Care Sys. Rev. Series 2007 (Maple Grove Hosp. Corp.):
         1,200,000        5.25%, 5/1/25                                                                                  1,016,016
         1,500,000        5.25%, 5/1/28                                                                                  1,158,240
           300,000     Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.), 4.375%,
                        10/1/09                                                                                            296,301

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                       Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
           150,000        Series 2003-B, 4.85%, 11/1/11                                                                    148,351
            50,000        Series 2003-A, 5.00%, 11/1/14                                                                     47,636
           850,000        Series 2003-A, 5.85%, 11/1/23                                                                    735,343
           100,000        Series 2003-A, 6.00%, 11/1/28                                                                     82,143
         3,500,000     Marshall Medical Ctr. Gross Rev. Series 2006 (Avera Marshall Reg. Med. Ctr. Proj.),
                        4.75%, 11/1/28                                                                                   2,328,725
         1,000,000     Meeker Co. Hosp. Facs. Gross Rev. Series 2007 (Mem. Hosp. Proj.), 5.00%, 11/1/14                    863,460
                       Minneapolis Hlth. Care Sys. Rev. Series 2008-A (Fairview Hlth Svcs. Proj.):
         1,000,000        6.00%, 11/15/18                                                                                1,017,800
           500,000        6.375%, 11/15/23                                                                                 497,815
         1,000,000     Minneapolis Hsg. & Hlth. Care Facs. Rev. Ref. Series 2007-A (Providence Proj.), 5.50%,
                        10/1/14                                                                                            832,300
                       Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health
                        Partners Proj.):
           700,000        5.25%, 12/1/13                                                                                   654,003
         1,235,000        5.00%, 12/1/14                                                                                 1,119,046
           600,000        5.875%, 12/1/29                                                                                  439,068
           250,000     Minneapolis Pooled Rev. Series 1999 (Care Choice Member Proj.), 5.75%, 4/1/19                       184,670
                       Minneapolis Hlth. Care Fac. Rev.:
         1,470,000        Series 2005 (Jones-Harrison Residence Proj.), 5.40%, 10/1/25                                     943,020
                          Series 2005-E (Augustana Chapel View Homes Proj.):
           200,000           4.20%, 6/1/09                                                                                 197,600
           205,000           4.40%, 6/1/10                                                                                 197,599
           220,000           4.55%, 6/1/11                                                                                 207,231
           240,000           4.80%, 6/1/13                                                                                 212,431
           250,000           4.90%, 6/1/14                                                                                 216,390
           255,000           5.00%, 6/1/15                                                                                 208,016
           270,000           5.10%, 6/1/16                                                                                 210,643
           285,000           5.25%, 6/1/17                                                                                 218,544
                       Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.):
                          Series 2004-A:
           315,000           5.20%, 1/1/11                                                                                 298,251
           500,000           5.75%, 1/1/19                                                                                 384,550
           530,000           5.80%, 1/1/24                                                                                 367,089
           200,000           5.50%, 6/1/27                                                                                 130,044
           500,000        Refunding Series 2006-A 5.00%, 6/1/15                                                            425,590
                       MN Agr. & Econ. Dev. Board Hlth. Care Rev. Series 1999 (Benedictine Care Centers. Proj.):
           120,000           5.45%, 8/1/09                                                                                 119,082
           120,000           5.50%, 2/1/10                                                                                 117,188
                       MN Agr. & Econ. Dev. Board Rev.:
           405,000        Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.), 6.55%, 8/1/16                   416,255
           220,000        Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.), 5.50%, 2/1/12                   222,990
                          Series 2000-A (Fairview Hlth. Care Sys. Proj.):
            10,000           6.375%, 11/15/22                                                                                9,832
           130,000           6.375%, 11/15/29                                                                              120,738
           110,000     Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.),
                        4.10%, 12/1/10                                                                                     102,969
                       New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
         1,125,000        5.90%, 3/1/19                                                                                    855,956
           860,000        5.875%, 3/1/29                                                                                   537,870
           900,000     Northfield Hospital Rev. Series 2006 5.50%, 11/1/15                                                 839,592
                       Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
           775,000        5.45%, 7/1/13                                                                                    698,849
           900,000        5.55%, 7/1/19                                                                                    663,372
                       Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):
           155,000        4.90%, 7/1/09                                                                                    153,438
           240,000        5.00%, 7/1/10                                                                                    233,244
           200,000     Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
                        (Hosp. Auxilio Oblig. Group Proj.), 6.25%, 7/1/16                                                  200,036
                       Redwood Falls Hosp. Fac. Gross Rev. Series 2006 (Redwood Area Hosp. Proj.):
           190,000        5.00%, 12/1/09                                                                                   186,721
           100,000        5.00%, 12/1/10                                                                                    96,447
         1,000,000        5.00%, 12/1/21                                                                                   699,230
           100,000     Rochester Hlth. Care Facs. Rev. Series 2006 (Mayo Clinic Proj.), 5.00%, 11/15/36                     81,014

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                       Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
           125,000        5.10%, 9/1/25                                                                                     89,503
         3,475,000        5.25%, 9/1/34                                                                                  2,281,998
                       Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.):
         2,500,000        5.00%, 6/1/25                                                                                  1,969,050
           750,000        5.00%, 6/1/35                                                                                    524,618
           510,000     St. Cloud Hosp. Facs. Rev. Ref. Series 1996-B (St. Cloud Hosp. Proj.), 5.00%, 7/1/20                435,203
         1,000,000     St. Louis Park Hlth. Care Facs. Rev. Series 2008-C (Park Nicollet Hlth. Svcs. Proj.),
                        5.50%, 7/1/23                                                                                      859,020
                       St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
           250,000        5.00%, 5/15/10                                                                                   245,708
            60,000        5.00%, 5/15/11                                                                                    57,925
         1,365,000        5.20%, 5/15/13                                                                                 1,279,647
         2,070,000        5.25%, 5/15/18                                                                                 1,751,593
         1,000,000     St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14            810,120
         1,982,196     St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Series 2006, 5.63%, 10/1/33                   1,140,595
         1,210,000     St. Paul HRA Rev. Refunding Series 1996-C (St. Mary's Home Proj.), 7.00%, 7/1/21                    995,213
                       St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
           300,000        4.00%, 2/1/11                                                                                    281,058
           200,000        5.00%, 2/1/13                                                                                    180,204
           210,000        5.00%, 2/1/14                                                                                    184,330
           160,000        5.00%, 2/1/15                                                                                    132,675
           285,000     St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A (Model Cities Hlth. Ctr.),
                        6.50%, 11/1/11                                                                                     261,046
           410,000     St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.), 5.00%,
                        5/1/10                                                                                             388,163
            50,000     Washington Co. Hsg. & Redev. Auth. Hosp. Rev. Series 1998 (Healtheast Proj.), 5.25%,
                        11/15/12                                                                                            43,452
                                                                                                                  ----------------
                                                                                                                        57,367,334
                                                                                                                  ----------------
    INDUSTRIAL / POLLUTION CONTROL (3.6%)
           460,000     Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%,
                        4/1/10                                                                                             453,923
           615,000     Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22             471,551
           355,000     E. Grand Forks Indus. Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.), 5.40%,
                        4/1/11                                                                                             362,270
           500,000     Otter Tail Co. Rev. Sub. Series 2007-A (Otter Tail Proj.), 7.50%, 11/1/19                           356,800
                       Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
           280,000        7.25%, 5/1/14 (3)                                                                                184,800
           505,000        7.375%, 5/1/17 (3)                                                                               333,300
                       Puerto Rico Childrens Trust Fund Tobacco Settlement Rev.:
           300,000        Series 2002, 4.00%, 5/15/10                                                                      293,805
           985,000        Series 2002, 5.375%, 5/15/33                                                                     662,964
           465,000     Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12            476,797
           265,000     Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust), 5.75%,
                        4/1/18                                                                                             216,826
                       St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
            95,000        5.125%, 3/1/12                                                                                    95,168
           500,000        5.35%, 3/1/18                                                                                    500,175
                       Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
           750,000        zero coupon, 4.95% effective yield, 5/15/14                                                      682,380
         1,305,000        5.00%, 5/15/21                                                                                 1,000,922
         2,075,000     White Earth Band of Chippewa Indians Rev. Series 2000-A, 7.00%, 12/1/11                           2,121,335
                                                                                                                  ----------------
                                                                                                                         8,213,016
                                                                                                                  ----------------
    INSURED (4.9%)
         1,500,000     Bemidji Hlth. Care Facs. Rev. Series 2002 (North Country Hlth. Svcs. Proj.) (Radian
                        insured)
                          5.00%, 9/1/24                                                                                  1,235,775
         1,600,000     Cohasset Poll. Ctl. Rev. Ref. Series 2004 (Coll. Allete Proj.) (Radian-IBCC insured),
                        4.95%, 7/1/22                                                                                    1,265,408
            20,000     Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                                20,058
                       Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
            75,000        Series 1999-B, 5.25%, 1/1/18                                                                      69,119
            20,000        Series 2001-B, 5.75%, 1/1/16                                                                      19,628
         1,000,000        Sub. Series 2001-D, 5.75%, 1/1/14                                                                994,440
         2,010,000        Ref. Sub. Series 2005-C, 5.00%, 1/1/22                                                         1,961,237
         1,750,000        Sub. Series 2007-B, 5.00%, 1/1/25                                                              1,652,350

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                       Perham Gas Utility Rev. Series 1999 (Radian insured):
           300,000        5.35%, 6/1/19                                                                                    300,069
            50,000        5.45%, 6/1/29                                                                                     43,802
         1,000,000     Puerto Rico Cwlth. Hwy. & Trnsn. Auth. Rev. Ref. Series 2007-N (FSA insured), variable
                        rate, 7/1/45                                                                                       360,000
           600,000     Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU (FSA insured), variable rate, 7/1/29          312,000
           250,000     St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group) (FSA insured),
                        5.75%, 5/1/26                                                                                      244,350
         2,190,000     St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
                        (FSA insured), 7.10%, 11/1/23                                                                    2,517,383
                                                                                                                  ----------------
                                                                                                                        10,995,619
                                                                                                                  ----------------
    MULTIFAMILY MORTGAGE (19.8%)
                       Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
                        Villa Proj.) (GNMA collateralized):
            40,000           4.90%, 8/1/09                                                                                  40,088
         1,520,000           5.25%, 8/1/18                                                                               1,520,334
                       Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
           640,000        Series 2000-A, 7.15%, 1/1/20                                                                     568,966
           500,000        Series 2000-A, 7.25%, 1/1/32                                                                     391,580
         2,715,000     Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series
                        1997-A (Lake Grace Apts. Proj.), 6.00%, 7/1/28                                                   1,736,623
                       Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
            65,000        5.00%, 9/1/09                                                                                     64,290
           495,000        5.375%, 9/1/14                                                                                   433,783
           500,000     Cloquet Hsg. Fac. Rev. Ref. Series 2005-A (HADC Cloquet LLC Proj.), 5.50%, 8/1/25                   312,125
           700,000     Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
                        6.50%, 5/1/25                                                                                      535,437
                       Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp.
                        Proj.):
           170,000        5.50%, 11/1/10                                                                                   161,981
           545,000        5.80%, 11/1/18                                                                                   453,849
         3,065,000     Cottage Grove Sr. Hsg. Rev. Series 2006-A (Cottage Grove, Inc. Proj.), 5.00%, 12/1/31             1,621,079
                       Dakota Co. Cmnty. Dev. Agy. Multifamily Hsg. Rev. Ref. Series 2007-A (Commons On Marice
                        Proj.)
           150,000        4.40%, 11/1/09                                                                                   146,788
                       Eden Prairie Multifamily Hsg. Rev. Refunding:
           470,000        Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21                 485,407
           675,000        Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31                 675,756
         1,185,000        Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                      1,166,704
           714,000        Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43                                   563,881
                       Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):
           135,000        4.90%, 10/1/09                                                                                   132,963
           140,000        4.95%, 10/1/10                                                                                   135,295
           100,000        5.00%, 10/1/11                                                                                    94,849
           155,000        5.10%, 10/1/12                                                                                   138,300
           165,000        5.15%, 10/1/13                                                                                   142,791
                       Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Ref. Series 1998-A (Trails Edge
                        Apts. Proj.):
           355,000        5.125%, 2/1/18                                                                                   359,594
           650,000        5.25%, 2/1/28                                                                                    658,476
                       Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
           770,000        6.625%, 10/1/11                                                                                  712,519
           295,000        6.875%, 10/1/14                                                                                  255,933
                       Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
           300,000        5.75%, 10/1/17                                                                                   224,712
           290,000        6.00%, 10/1/21                                                                                   205,723

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                       Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
           695,000        5.50%, 12/1/25                                                                                   528,513
         2,000,000        5.50%, 12/1/29                                                                                 1,439,000
                       Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
            10,000        Series 1999-B, 5.00%, 10/1/09                                                                      9,924
           500,000        Series 1999-A, 5.20%, 10/1/19                                                                    409,660
         1,660,000        Series 1999-A, 5.30%, 10/1/29                                                                  1,150,828
           245,000     Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes
                        Care Proj.), 5.50%, 10/1/33                                                                        141,267
         1,400,000     Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29                  974,386
         2,765,000     Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series (Torre De San
                        Proj.)
                          (GNMA Collateralized), 4.75%, 1/20/42                                                          1,902,016
                       Minneapolis Multifamily Hsg. Rev.:
           305,000        Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                      286,770
         3,365,000        Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                   3,365,034
         1,200,000        Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18                     1,139,844
           310,000        Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30                               311,373
           835,000        Series 2007 (Blaisdell Apts. Proj.), 5.10%, 4/1/17                                               654,005
                          Ref. Series 2007-A (Keeler Apts. Proj.):
           150,000           4.50%, 10/1/12                                                                                136,467
           580,000           4.65%, 10/1/15                                                                                483,030
                       Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
           300,000        5.00%, 4/1/13                                                                                    270,267
           170,000        5.10%, 4/1/14                                                                                    145,760
                       MN HFA Hsg. Fin. Agy. Rental Hsg.:
            85,000        Series 2004-A, 4.875%, 8/1/24                                                                     70,493
                          Series 1997-A:
            60,000           5.40%, 8/1/10                                                                                  60,451
           125,000           5.45%, 8/1/11                                                                                 125,639
         1,350,000     MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21                                         1,197,585
           650,000     MN HFA Residential Hsg. Rev. Series 2006-A1, 5.10%, 8/1/47                                          475,664
                       Minnetonka Multifamily Hsg. Rev. Ref. Series 1999-A (GNMA coll.) (Archer Heights Apts.
                        Proj.):
           540,000        5.10%, 7/20/13                                                                                   542,457
           975,000        5.20%, 1/20/18                                                                                   934,879
                       North Oaks Sr. Hsg. Rev. Series 2007 (Presbyterian Homes North Oaks Proj.):
           500,000        5.25%, 10/1/13                                                                                   437,940
         1,565,000        5.625%, 10/1/17                                                                                1,209,542
           500,000        5.75%, 10/1/22                                                                                   349,460
                       Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
           145,000        4.50%, 7/1/09                                                                                    143,937
           115,000        4.75%, 7/1/10                                                                                    111,865
                       Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village
                        Proj.):
           150,000        5.35%, 8/1/15                                                                                    128,570
           200,000        5.625%, 8/1/20                                                                                   151,916
           550,000        5.75%, 8/1/25                                                                                    380,826
           250,000        6.00%, 8/1/31                                                                                    163,563
           600,000     Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.), 5.00%, 4/1/12          556,392
                       Oronoco Multifamily Hsg. Rev. Ref. Series 2006 (Wedum Shorewood Campus Proj.):
           305,000        4.65%, 6/1/09                                                                                    302,032
           725,000        4.70%, 6/1/11                                                                                    685,894
                       Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.):
           125,000        4.50%, 10/20/16                                                                                  124,051
           300,000        4.75%, 10/20/21                                                                                  274,119
           500,000     Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%,
                        12/1/15                                                                                            399,280
         2,800,000     Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC
                        Household Fin.) (Mandatory Put 9/1/17) 6.375%, 9/1/37                                            2,877,280
           600,000     St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
                        (Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18                                           440,694
                       St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
         1,365,000        Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                                    991,154
            60,000        Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09                           39,000
           200,000     St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                        (Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15                                     201,364
         1,000,000     St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Ref. Series 2007-A,
                        (Marian Ctr. Proj.), 5.20%, 11/1/22                                                                633,130
                       St. Paul Hsg. & Redev. Auth. Rev. Series 2007-A (Rossy & Richard Schaller Proj.):
           400,000        5.15%, 10/1/42                                                                                   198,592
           450,000        4.80%, 10/1/18                                                                                   330,282
           735,000     Stillwater Multifamily Hsg. Rev. Series 2007 (Orleans Homes LP Proj.), 5.00%, 2/1/17                580,856
           120,000     Victoria Sr. Hsg. Rev. Series 2003 (Chanhassen, Inc. Proj.), 5.50%, 8/1/18                           90,596
                       Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Ref. Series:
           755,000        1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                            731,587

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           695,000        2002 (Woodland Park Apts. Proj.) (Co. Guaranteed), 4.70%, 10/1/26                                598,451
         1,000,000     Willmar Hsg. & Redev. Auth. Multifamily Rev. Sub. Series 2008-B (Copperleaf Proj.),
                        8.00%, 3/15/41                                                                                     774,850
           250,000     Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.),
                        5.75%, 6/1/41                                                                                      150,058
                                                                                                                  ----------------
                                                                                                                        44,752,419
                                                                                                                  ----------------
    MUNICIPAL LEASE (2.4%)
           200,000     Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.),
                        5.125%, 2/1/24                                                                                     217,562
           300,000     Andover Econ. Dev. Auth. Lease Rev. Prerefunded Series 2004 (Cmnty. Ctr. Proj.),
                        5.125%, 2/1/24                                                                                     326,343
            40,000     Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                          40,007
           100,000     Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10                            100,982
         1,933,099     Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20                              1,445,282
            50,000     Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%,
                        12/1/09                                                                                             51,510
            89,000     Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program),
                        5.70%, 8/1/13                                                                                       89,112
           614,588     Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13                                  573,539
            65,000     Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.),
                        5.00%, 9/1/09                                                                                       65,844
                       Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
           300,000        4.00%, 10/1/09                                                                                   298,386
           300,000        4.50%, 10/1/10                                                                                   297,099
           200,000        5.00%, 10/1/11                                                                                   197,562
         1,250,000        5.125%, 10/1/20                                                                                1,031,763
           150,000        5.25%, 10/1/14                                                                                   143,424
           400,000        5.25%, 10/1/25                                                                                   301,512
           315,000        5.375%, 10/1/30                                                                                  225,830
                                                                                                                  ----------------
                                                                                                                         5,405,757
                                                                                                                  ----------------
    PUBLIC FACILITIES (0.5%)
            50,000     MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20                                             40,468
           250,000     Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14                       244,513
                       Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
           135,000        4.625%, 2/1/12                                                                                   135,213
           255,000        5.00%, 2/1/16                                                                                    251,731
           125,000        5.10%, 2/1/18                                                                                    120,945
                       Victoria Recreational Facility Gross Rev. Series 2002:
            70,000        4.75%, 2/1/12                                                                                     71,734
            75,000        4.75%, 8/1/12                                                                                     76,858
            85,000        5.10%, 8/1/15                                                                                     87,329
           205,000     Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A, 4.55%, 8/1/17                           148,658
                                                                                                                  ----------------
                                                                                                                         1,177,449
                                                                                                                  ----------------
    SINGLE FAMILY MORTGAGE (12.6%)
                       Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev.:
         2,756,366        Series 2006 (FNMA, GNMA, & FHLMC backed), 5.30%, 12/1/39                                       2,451,677
         1,952,354        Series 2007-A (FNMA, GNMA, & FHLMC backed), 5.125%, 12/1/40                                    1,714,831
                       Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
            20,000        Series 1997, 6.25%, 11/1/30                                                                       18,842
         1,172,848        Series 2005-A3, 5.10%, 4/1/27                                                                  1,154,903
         3,914,548        Series 2007-A1, 5.25%, 12/1/40                                                                 3,571,673
           995,000        Series 2007-A2, 5.52%, 3/1/41                                                                    886,505
                       MN HFA Single Family Mtg. Rev.:
           350,000        Series 1994-E, 5.60%, 7/1/13                                                                     350,420
           195,000        Series 1994-E, 5.90%, 7/1/25                                                                     194,982
            75,000        Series 1996-D, 6.00%, 1/1/16                                                                      75,076
            50,000        Series 1997-A, 5.60%, 7/1/09                                                                      50,109
           210,000        Series 1997-I, 5.50%, 1/1/17                                                                     210,821
           125,000        Series 1996-H, 6.00%, 1/1/21                                                                     125,025
           485,000        Series 1997-D, 5.85%, 7/1/19                                                                     483,598
            30,000        Series 1997-E, 5.90%, 7/1/29                                                                      28,988
            10,000        Series 1997-G, 6.00%, 1/1/18                                                                      10,096

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           610,000        Series 1998-C, 5.25%, 1/1/17                                                                     611,641
           175,000        Series 1998-F-1, 5.45%, 1/1/17                                                                   176,370
            50,000        Series 1998-F, 5.70%, 1/1/17                                                                      50,414
            55,000        Series 1998-A, 4.80%, 7/1/09                                                                      55,668
            60,000        Series 1998-A, 4.90%, 7/1/10                                                                      60,691
         2,420,000        Series 1998-G, 6.00%, 7/1/22                                                                   2,451,508
         1,000,000        Series 1999-B, 5.20%, 7/1/17                                                                   1,002,320
           305,000        Series 1999-B, 5.25%, 1/1/20                                                                     306,982
            55,000        Series 1999-H, 5.30%, 7/1/11                                                                      55,790
           100,000        Series 2000-A, 5.75%, 7/1/18                                                                     100,381
           115,000        Series 2000-C, 6.10%, 7/1/30                                                                     111,649
           485,000        Series 2001-A, 5.35%, 7/1/17                                                                     489,903
           825,000        Series 2002-E, 5.00%, 1/1/20                                                                     800,555
           320,000        Series 2003-I, 4.30%, 7/1/11                                                                     320,134
           600,000        Series 2003-I, 5.10%, 7/1/20                                                                     545,376
           500,000        Series 2005-G, 4.30%, 1/1/18                                                                     475,580
         1,750,000        Series 2006-B, 5.00%, 1/1/37                                                                   1,639,435
         1,950,000        Series 2006-M, 4.80%, 7/1/26                                                                   1,561,580
         1,000,000        Series 2007-I, 4.75%, 7/1/27                                                                     782,490
         2,000,000        Series 2007-Q, 5.15%, 7/1/28                                                                   1,643,640
         2,000,000        Series 2007-Q, 5.25%, 7/1/33                                                                   1,604,520
         1,165,000        Series 2008-B, 5.50%, 7/1/28                                                                   1,010,649
         1,500,000        Series 2008-B, 5.65%, 7/1/33                                                                   1,286,100
                                                                                                                  ----------------
                                                                                                                        28,470,922
                                                                                                                  ----------------
    TRANSPORTATION (0.5%)
                       Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
         1,250,000        Sub. Series 2005-B, 5.00%, 1/1/25                                                                975,287
           100,000        Ref. Sub. Series 2005-C, 5.00%, 1/1/31                                                            89,329
                                                                                                                  ----------------
                                                                                                                         1,064,616
                                                                                                                  ----------------
    UTILITY (6.3%)
         1,000,000     Chaska Elec. Rev. Ref. Series 2005-A (Generating Facs. Proj.), 5.25%, 10/1/25                       961,350
           965,000     Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A, 4.00%, 12/1/09                          960,590
                       MN Muni Pwr. Agy. Elec. Rev.:
         2,000,000        Series 2004-A, 5.25%, 10/1/24                                                                  1,825,500
         4,465,000        Series 2005, 5.00%, 10/1/35                                                                    3,586,868
           700,000        Series 2007, 5.25%, 10/1/27                                                                      620,431
                       North Branch Elec. Sys. Rev. Series 2008-B:
           250,000        5.00%, 8/1/22                                                                                    221,030
           500,000        5.75%, 8/1/28                                                                                    436,770
         1,250,000     Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25                        587,500
         2,000,000     Puerto Rico Elec. Pwr. Auth. Rev. Series 2005-RR, 5.00%, 7/1/22                                   1,652,000
         3,100,000     Southern MN Pwr. Agy. Pwr. Supply Sys. Rev Series 2006, 4.84%, 1/1/13                             2,731,813
           780,000     Virgin Islands Water & Power Auth. Water Sys. Rev. Ref. Series 1998, 5.50%, 7/1/17                  697,694
                                                                                                                  ----------------
                                                                                                                        14,281,546
                                                                                                                  ----------------
    OTHER REVENUE BONDS (9.3%)
           830,000     Brooklyn Park Econ. Dev. Auth. Tax Increment Rev. Series 2007-A (Huntington Site Dev.
                        Proj.),
                          5.00%, 2/1/10                                                                                    841,620
                       Columbia Heights Econ. Dev. Auth. Tax Increment Rev. Series 2007 (Huset Park Area
                        Redev. Proj.):
           295,000        5.00%, 2/15/17                                                                                   222,920
           510,000        5.20%, 2/15/22                                                                                   332,566
           900,000     Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area
                        Proj.),
                          Series 2000, 7.25%, 11/1/16                                                                      858,870
           750,782     Crystal Governmental Fac. Rev. Series 2006, 5.095%, 12/15/26                                        482,565
                       Lakeville Liquor Rev. Series 2007:
           145,000        5.00%, 2/1/11                                                                                    141,778
           190,000        5.00%, 2/1/17                                                                                    161,994
           210,000        5.00%, 2/1/22                                                                                    158,334
           230,000     McLeod Co. Commercial Dev. Rev. Series 2005 (Southwest MN Foundation Proj.), 5.125%,
                        12/1/31                                                                                            197,943
                       Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
            90,000        Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                      90,979
           500,000        Series 1999-1A (Discount Steel), 5.25%, 6/1/19                                                   475,100
           160,000        Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                   161,459
                       Minneapolis Tax Increment Rev. Refunding Series 2007 (East River/Unocal Site Proj.):
           165,000        4.80%, 2/1/12                                                                                    150,274
           245,000        5.10%, 2/1/17                                                                                    189,084
           240,000        5.20%, 2/1/21                                                                                    163,668

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                       Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
           600,000        4.50%, 2/1/13                                                                                    516,180
            75,000        4.40%, 2/1/09                                                                                     74,809
           100,000        4.50%, 2/1/10                                                                                     96,688
           100,000        4.60%, 2/1/11                                                                                     93,334
           125,000        4.70%, 2/1/12                                                                                    112,810
           125,000        4.80%, 2/1/13                                                                                    109,046
           600,000     Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16                        476,496
                       Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. Series 2006 (Metroplaines Proj.):
           220,000        4.25%, 8/15/11                                                                                   219,657
         1,205,000        5.00%, 2/15/27                                                                                 1,005,741
                       St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. Series 2007 (Silver Lake Vlg.
                        Phase 1A Proj.):
           500,000        4.75%, 2/1/17                                                                                    374,535
           500,000        4.90%, 2/1/22                                                                                    319,675
                       St. Paul Hsg. & Redev. Auth. Rev. Series 2008 (Jimmy Lee Rec. Ctr. Proj.):
           500,000        4.75%, 12/1/26                                                                                   443,590
           500,000        5.00%, 12/1/32                                                                                   441,525
                       St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
           155,000        Series 2001 (US Bank Operations Ctr. Proj.), 5.40%, 8/1/09                                       153,441
           100,000        Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12                                        92,091
           800,000        Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                      613,448
         1,099,000        Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                        778,048
           984,000        Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                        732,165
         3,000,000        Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29                                             2,053,470
         1,962,000        Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                           1,359,391
         1,182,000        Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                                  812,117
         1,249,000        Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                               818,944
                       St. Paul Port Auth. Lease Rev. Series 2007-1 (Regions Hosp. Parking Ramp Proj.):
           155,000        5.00%, 8/1/09                                                                                    153,275
           200,000        5.00%, 8/1/10                                                                                    194,062
           390,000        5.00%, 8/1/11                                                                                    371,038
           805,000        5.00%, 8/1/21                                                                                    529,811
         2,150,000        5.00%, 8/1/36                                                                                  1,128,836
           715,000     St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.), 5.00%,
                        10/1/25                                                                                            715,879
                       Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B:
           475,000        4.65%, 6/1/20                                                                                    397,523
           300,000        5.00%, 6/1/30                                                                                    219,378
            85,000     Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing
                        Proj.), 6.625%, 6/1/20                                                                              86,293
           620,000     Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.),
                        6.625%, 6/1/20                                                                                     656,791
           185,000     Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Series 1999-A,
                        5.625%, 10/1/10                                                                                    189,220
           125,000     Virgin Islands Pub. Fin. Auth. Sr. Lien Rev. Series 2004-A, 5.25%, 10/1/21                           98,413
                                                                                                                  ----------------
                                                                                                                        21,066,874
                                                                                                                  ----------------

Total municipal bonds (cost: $265,728,858)                                                                             221,439,156
                                                                                                                  ----------------

CLOSED-END MUTUAL FUNDS (0.8%) (2)
            10,900     Delaware Investments Minnesota Municipal Income Fund II                                             113,578
            44,100     First American Minnesota Municipal Income Fund II                                                   452,025
           124,000     MN Municipal Income Portfolio                                                                     1,264,800
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $2,389,307)                                                                         1,830,403
                                                                                                                  ----------------

SHORT-TERM SECURITIES (0.4%)(2)
           899,644     Wells Fargo Minnesota Municipal Cash Fund, 0.82%                                                    899,644
                                                                                                                  ----------------

Total Short-Term Securities (cost: $899,644)

Total investments in securities (cost: $269,017,809)                                                              $    224,169,203
                                                                                                                  ================

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
  QUANTITY/PAR ($)     NAME OF ISSUER                                                                             MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets and Liabilities, Net (+0.87%)                                                                               1,966,969

                                                                                                                  ----------------
Total Net Assets                                                                                                  $    226,136,172
                                                                                                                  ================

                                                                                                                  ----------------
Aggregate Cost                                                                                                         269,017,809
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                              623,148
Gross Unrealized Depreciation                                                                                          (45,471,754)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                              (44,848,606)
                                                                                                                  ================

Notes To Schedule of Investments:
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                     INVESTMENTS IN SECURITIES
VALUATION INPUTS                                              AT VALUE
                                                     -------------------------
Level 1 - Quoted Prices                                           $  1,830,403
Level 2 - Other Significant Observable Inputs                     $222,338,800
Level 3 - Significant Unobservable Inputs                                   --
------------------------------------------------------------------------------
Total                                                             $224,169,203
==============================================================================

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUPON     MATURITY
  Quantity/Par ($)     NAME OF ISSUER                                                  RATE (%)     DATE          MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.6%) (2)

    ALABAMA (1.7%)
           100,000     Bessemer Med. Clinic Rev. (Bessemer Carraway)                     7.25      4/1/2015                100,091
           100,000     Huntsville-Redstone Vlg. Spl. Care Facs. Auth.                    5.25      1/1/2015                 83,619
           150,000     Pell City Spl. Care. Rev. (Noland Hlth. Svcs.)                    5.25     12/1/2027                102,699
           260,000     University of Alabama Birmingham Hosp. Rev.                       5.75      9/1/2022                233,574
                                                                                                                  ----------------
                                                                                                                           519,983
                                                                                                                  ----------------
    ALASKA (2.4%)
           250,000     AK Hsg. Fin. Corp. Gen. Mtg. Rev.                                 6.00      6/1/2049                243,542
           250,000     AK Indl. Dev. & Expt. Rev. (Boys & Girls Home)                    5.50     12/1/2012                226,510
           300,000     Aleutians East Burough (Aleutian Pribilof Islands)                5.50      6/1/2025                157,965
           150,000     Matanuska-Susitna Boro COP (Animal Care)                          5.75      3/1/2023                121,899
                                                                                                                  ----------------
                                                                                                                           749,916
                                                                                                                  ----------------
    ARIZONA (3.8%)
            95,880     AZ Hlth. Facs. Auth. Rev. (New AZ Family)                         5.25      1/7/2027                 61,220
           250,000     Flagstaff Indl. Dev. Auth. (Sr. Living Cmnty.)                    5.50      7/1/2022                172,465
           250,000     Pima Co. Indl. Dev. Auth. (Coral Academy Science)                 6.38     12/1/2018                211,305
           100,000     Pima Co. Indl. Dev. Rev. (Academic Success)                       5.38      7/1/2022                 73,439
           250,000     Pima Co. Indl. Rev. Ref. (Tucson Country Day Sch.)                5.00      6/1/2022                177,108
           235,000     Pima Co. Indl. Dev. Rev. (AZ Charter Schools)                     6.10      7/1/2024                172,824
           150,000     Scottsdale Indl. Rev. Ref. (Scottsdale Healthcare)                5.25      9/1/2030                112,304
           250,000     Southside Cmnty. Spl. Assmt. Rev. (Prescott Vy.)                  6.13      7/1/2018                197,365
                                                                                                                  ----------------
                                                                                                                         1,178,030
                                                                                                                  ----------------
    CALIFORNIA (3.5%)
           150,000     CA Tob. Sec. Corp. Asset-Backed Sr. Rev.                          5.10      6/1/2028                 90,249
           140,000     CA Statewide Cmntys. Rev. (Lancer Educ.)                          5.40      6/1/2017                106,424
           100,000     CA Statewide Cmntys. Spl. Tax Rev. (Orinda)                       6.00      9/1/2029                 69,096
           500,000     Center Uni. Sch. Dist. G.O. (1991 Election)                       6.07      8/1/2031                102,540
           250,000     Central Valley Fin. Auth. Rev. Ref. (Carson Ice)                  5.00      7/1/2018                234,765
           200,000     Delta Diablo Sanitation (Wastewater Facs.)                        6.25     12/1/2014                152,312
           200,000     Dinuba Fin. Auth. Lease Rev. (Measure R Road)                     5.10      9/1/2022                141,678
            25,000     Los Angeles Regl. Arpts. Impt. Lease Rev.                        10.25      1/1/2013                 24,467
           200,000     Rialto Redev. Agy. Tax Alloc. (Merged Proj.)                      6.25      9/1/2037                158,800
                                                                                                                  ----------------
                                                                                                                         1,080,331
                                                                                                                  ----------------
    COLORADO (4.9%)
           250,000     Co. Hlth. Facs. Rev. Ref. (Valley View Hosp.)                     5.50     5/15/2028                167,867
           195,000     Denver Hlth. & Hosp. Auth. Healthcare Rev.                        2.58     12/1/2033                 78,000
         1,000,000     E-470 Pub. Hwy. Auth. Cap. Appeciation Rev.                       6.20      9/1/2028                169,550
           150,000     E-470 Pub. Hwy. Auth. Rev.                                        5.50      9/1/2024                124,414
           300,000     Fruita Rev. (Family Hlth. West)                                   7.00      1/1/2018                249,420
           160,000     Interlocken Met. Dist. Ref. G.O.                                  5.75    12/15/2019                131,203
           250,000     La Junta Hosp. Rev. (Ark Valley Regl. Med. Ctr.)                  6.10      4/1/2024                208,000
           350,000     CO Pub. Auth. For Energy Nat. Gas. Rev.                           5.75    11/15/2018                300,115
           150,000     Walker Field Pub. Arpt. Auth Rev.                                 4.75     12/1/2027                 95,486
                                                                                                                  ----------------
                                                                                                                         1,524,055
                                                                                                                  ----------------
    CONNECTICUT (2.2%)
            50,000     CT DFA Pollution Ctl. Rev. Ref. (CT Light & Power)                5.85      9/1/2028                 41,246
           250,000     CT Hlth. & Educ. Facs. Auth. Rev. (Eastern CT)                    6.00      7/1/2025                201,700
           250,000     Mashantucket Western Pequot Tribe Spl. Rev.                       5.75      9/1/2018                188,777
           400,000     Mashantucket Western Pequot Tribe Sub. Spl. Rev.                  5.55      9/1/2016                239,916
                                                                                                                  ----------------
                                                                                                                           671,639
                                                                                                                  ----------------
    FLORIDA (11.2%)
           150,000     Alachua Co. Hlth. Facs Rev. (Shands Hlth. Care)                   6.75     12/1/2030                134,868
           250,000     Atlantic Beach Healtcare Rev. Ref. (Fleet Landing)                5.38     10/1/2010                243,915
           100,000     Connerton West Cap. Impt. Spl. Assmnt. Rev.                       5.13      5/1/2016                 60,268
           250,000     Gramercy Farms Cmnty. Dev. Dist. Spl. Assmnt.                     5.10      5/1/2014                125,000
           215,000     Heritage Landing Cmnty. Dev. Spl. Assmt.                          5.60      5/1/2036                148,483
           150,000     Highlands Co. Hlth. Facs. Rev. Ref. (Adventist)                   5.00    11/15/2031                110,833
           250,000     Hollywood Cmnty. Redev. Agy. Rev.                                 5.63      3/1/2024                188,465
           135,000     Jacksonville Econ. Dev. Rev. (Mayo Clinic)                        5.50    11/15/2036                117,712
           100,000     Lake Ashton II Cmnty. Dev. Dist. Cap. Impt. Rev.                  5.00     11/1/2011                 60,096

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUPON     MATURITY
  Quantity/Par ($)     NAME OF ISSUER                                                  RATE (%)     DATE          MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           100,000     Lakeland Retirement Cmnty. Rev. Ref. (Carpenters)                 5.88      1/1/2019                 80,965
           250,000     Lee Co. Indl. Rev. Ref. (Shell Pt/Alliance Cmnty.)                5.00    11/15/2029                144,145
           250,000     Lee Co. Indl. Dev. Auth. Rev. (Charter Foundation)                5.25     6/15/2027                149,732
           100,000     Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev.                        5.25     11/1/2014                 52,708
           250,000     Main St. Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt.                 6.90      5/1/2017                192,110
           275,000     Miami Beach Hlth. Facs. Hosp. Rev. (Mt. Sinai)                    5.38    11/15/2028                145,280
           100,000     Miami-Dade Co. Wtr. & Swr. Rev. Ref.                              6.00     10/1/2023                103,267
            80,000     Miami Spl. Rev. Ref.                                              6.75      1/1/2015                 56,066
           305,000     Palm Beach Co. Hlth. Rev. (Abbey Delray South)                    5.50     10/1/2011                304,481
           100,000     Palm Beach Co. Hlth. Rev. Ref. (Acts Retirement)                  5.00    11/15/2020                 74,814
           160,000     Port St. Lucie Spl. Assmt. Rev. Ref.                              6.00      7/1/2021                167,850
           135,000     St. Johns Co. Indl. Dev. Auth. Rev. Ref. (Bayview)                5.00     10/1/2017                 99,421
           250,000     St. Johns Co. Indl. Dev. Auth. Rev. (Presbyterian)                5.63      8/1/2034                163,083
           100,000     Sarasota Co. Hlth. Rev. (Vlg. on the Isle)                        5.50      1/1/2027                 59,491
           250,000     Sarasota Natl. Cmnty. Spl. Assessment                             5.30      5/1/2039                124,615
            50,000     Seminole Tribe Spl. Oblig. Rev.                                   5.75     10/1/2022                 32,473
           150,000     Stoneybrook South Cmnty. Spl. Asst. Rev.                          5.45     11/1/2015                 93,399
           300,000     Tallahassee Hlth. Facs. Rev. (Mem. Hlth. Care)                    6.38     12/1/2030                233,403
            25,000     Waters Edge Cmnty. Dev. Dist. Cap. Impt.                          5.00     11/1/2012                 16,250
                                                                                                                  ----------------
                                                                                                                         3,483,193
                                                                                                                  ----------------
    GEORGIA (0.6%)
           100,000     Chatham Co. Hosp. Rev. Ref. Impt. (Mem. Med. Ctr.)                5.50      1/1/2021                 86,565
           200,000     Main St. Nat. Gas Inc. Rev. (GA Gas)                              5.50     7/15/2017                 25,508
           100,000     Med. Ctr. Hosp. Auth. (Spring Harbor Green Isl.)                  5.25      7/1/2027                 59,909
            30,000     Private Colleges & Univ. Rev. (Mercer Univ.)                      5.38     10/1/2029                 20,883
                                                                                                                  ----------------
                                                                                                                           192,865
                                                                                                                  ----------------
    GUAM (0.2%)
           100,000     Northern Mariana Islands G.O.                                     5.00     10/1/2022                 65,872
                                                                                                                  ----------------
    IDAHO (1.8%)
           335,000     ID Hsg. & Fin. Assn. Rev. (ID Arts Center Sch.)                   5.50     12/1/2018                263,786
           150,000     ID Hsg. & Fin. Assn. Rev. (Liberty Charter Sch.)                  5.50      6/1/2021                116,554
           220,000     ID Hsg. & Fin. Assn. Nonprofit Facs. Rev.                         5.63      7/1/2021                172,161
                                                                                                                  ----------------
                                                                                                                           552,501
                                                                                                                  ----------------
    ILLINOIS (6.7%)
           320,000     Cook Co. Sch. Dist. No. 148 (Dolton)                              5.50     12/1/2027                233,514
           150,000     Harvey Ref. & Impt. G.O.                                          5.50     12/1/2027                128,980
           250,000     IL Fin. Auth. Rev. (Sedgebrook Inc. Fac.)                         5.40    11/15/2016                192,900
           165,000     IL Fin. Auth. Rev. (OSF Healthcare Sys.)                          5.25    11/15/2022                133,066
           150,000     IL Fin. Auth. Rev. (Swedish American Hosp.)                       5.00    11/15/2023                119,694
           350,000     IL Fin. Auth. Rev. (Tabor Hills Supportive Living)                5.25    11/15/2026                223,384
           205,000     IL Fin. Auth. Rev. (Intl. Ice Ctr.) (3)                           7.00     12/1/2035                139,148
           150,000     IL Fin. Auth. Rev. (Elmhurst Mem.)                                5.63      1/1/2037                 92,484
           200,000     IL Fin. Auth. Rev. (North Shore Ice Arena)                        6.25     12/1/2038                134,020
           100,000     IL Health Facs. Auth. Rev. Ref. (Sinai Health)                    5.00     8/15/2024                 92,856
           100,000     Manhattan Spl. Tax. (Groebe Farm-Stonegate)                       5.75      3/1/2022                 60,387
           200,000     Markham IL G.O.                                                   4.75      2/1/2017                168,282
           100,000     Southwestern IL Dev. Auth. Tax. Alloc. Rev. Ref.                  7.00     10/1/2022                 74,513
           500,000     Winnebago & Stephenson Co. (Sch. Dist. 321)                       5.25      1/1/2019                282,545
                                                                                                                  ----------------
                                                                                                                         2,075,773
                                                                                                                  ----------------
    IOWA (1.7%)
           290,000     Altoona Urban Renewal Tax Increment Rev.                          6.00      6/1/2028                229,457
           150,000     IA Fin. Auth. Sr. Hsg. Rev. (Wedum Walnut Ridge)                  5.00     12/1/2014                120,022
           100,000     IA Fin. Auth. Sr. Living (Deerfield Ret. Cmnty.)                  5.00    11/15/2021                 59,908
           200,000     IA Fin. Auth. Sr. Living (Deerfield Ret. Cmnty.)                  5.50    11/15/2027                115,296
                                                                                                                  ----------------
                                                                                                                           524,683
                                                                                                                  ----------------
    INDIANA (2.3%)
           200,000     IN Hlth. & Educ. Fac. Fing. Auth. Hosp. Rev.                      5.50      3/1/2022                158,620
           200,000     Paoli Bldg. Corp. (First Mtg.)                                    5.00     1/15/2032                176,972
           150,000     St. Joseph Co. Econ. Dev. Rev. (Holy Cross Vlg.)                  5.70     5/15/2028                 90,869
           150,000     St. Joseph Co. Hosp. Auth. Rev. (Madison Ctr.)                    5.80     2/15/2024                118,863
           250,000     St. Joseph Co. Hosp. Auth. Health. Facs. Rev.                     5.25     2/15/2028                169,765
                                                                                                                  ----------------
                                                                                                                           715,089
                                                                                                                  ----------------

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUPON     MATURITY
  Quantity/Par ($)     NAME OF ISSUER                                                  RATE (%)     DATE          MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
    KENTUCKY (1.9%)
           140,000     Jefferson Co. Mtg. Rev. (Christian Church Homes)                  6.13    11/15/2013                132,674
           250,000     Louisville/Jefferson Co. Health Fac. (Jewish Hosp.)               6.00      2/1/2022                228,585
           300,000     Louisville/Jefferson Co. (Bellarmine Univ.)                       6.00      5/1/2033                233,448
                                                                                                                  ----------------
                                                                                                                           594,707
                                                                                                                  ----------------
    LOUISIANA (1.1%)
           100,000     Caddo Parish Sew. Dist. No. 7 Rev. Ref.                           6.60     11/1/2024                101,425
           215,000     LA Loc. Gov. Rev. (Cap. Pjs. & Equip. Acquisition)                6.55      9/1/2025                160,553
           125,000     St. John Baptist Parish Rev. (Marathon Oil)                       5.13      6/1/2037                 73,758
                                                                                                                  ----------------
                                                                                                                           335,736
                                                                                                                  ----------------
    MARYLAND (0.6%)
           250,000     Howard Co. Retirement Cmnty. Rev. (Vantage House)                 5.25      4/1/2027                147,405
            60,000     MD State Hlth. & Hgr. Educ. Facs. (King Farm Pres)                5.00      1/1/2017                 44,147
                                                                                                                  ----------------
                                                                                                                           191,552
                                                                                                                  ----------------
    MASSACHUSETTS (1.9%)
           300,000     MA St. Hlth. & Educ. Rev. (Quincy Med. Ctr.)                      5.13     1/15/2012                277,107
           170,000     MA St. Hlth. & Educ. Rev. (Nichols College)                       6.00     10/1/2017                148,578
           100,000     MA State Hlth. & Educ. (Valley Regl. Hlth. Sys.)                  5.75      7/1/2018                 94,037
            75,000     Pioneer Valley Regl. Sch. Dist. G.O.                              6.30      6/1/2019                 77,449
                                                                                                                  ----------------
                                                                                                                           597,171
                                                                                                                  ----------------
    MICHIGAN (4.5%)
           350,000     Advanced Technology Academy Pub. Sch. Rev.                        6.00     11/1/2028                248,412
           200,000     Bishop Intl Airport Auth. Rev.                                    5.13     12/1/2017                170,432
           150,000     Detroit G.O.                                                      5.25      4/1/2020                131,241
           250,000     Grand Traverse Academy Pub. Sch. Acad. Rev. Ref.                  5.00     11/1/2022                171,582
            50,000     Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)                    5.25    11/15/2014                 43,764
           100,000     Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)                    5.38    11/15/2036                 57,433
           155,000     MI Educ. Facs. Oblig. Rev. Ref. (Bradford)                        6.00      9/1/2016                137,549
           250,000     MI St. Bldg. Auth. Rev.                                           5.98    10/15/2021                111,587
            40,000     MI St. Hosp. Rev. Ref. (Detroit Medical)                          5.25     8/15/2027                 22,714
           150,000     MI St. Strategic Fd. Rev. Ref. (Detroit Edison)                   5.45      9/1/2029                136,168
           250,000     MI Tob. Settlement Fin. Auth. Sr. Rev.                            5.13      6/1/2022                175,380
                                                                                                                  ----------------
                                                                                                                         1,406,262
                                                                                                                  ----------------
    MINNESOTA (2.5%)
           100,000     Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC)                    5.50      8/1/2025                 62,425
           100,000     Columbia Heights Econ. Dev. Rev. (Huset Park)                     5.00     2/15/2017                 75,566
            80,000     St. Cloud Hsg. & Redev. MF Rev. (Germain Towers)                  5.90      9/1/2020                 58,090
           200,000     St. Paul Hsg. & Redev. Auth. MF (Marian Ctr.)                     5.05     11/1/2017                148,722
           165,000     St. Paul Hsg. & Redev. Rev. (Cmnty. Peace Acad.)                  5.00     12/1/2018                130,969
           150,000     St. Paul Hsg. & Redev. Auth. Rev. (US Bank Ops.)                  6.50      8/1/2022                111,522
           375,000     St. Paul Port Auth. Lse. Rev. (Regions Hosp. Pkg.)                5.00      8/1/2036                196,890
                                                                                                                  ----------------
                                                                                                                           784,184
                                                                                                                  ----------------
    MISSOURI (2.5%)
           300,000     Independence 39th St. Transn. Dist. Rev.                          6.88      9/1/2032                221,361
           140,000     Joplin Indl. Dev. Auth. Rev. Ref. (Christian)                     5.50     5/15/2017                105,134
           100,000     Lakeside 370 Levee Dist. Spl. Tax                                 7.00      4/1/2028                 76,710
           250,000     MO Dev. Fin. Brd. Rev. (Arnold-Rd Infrastructure)                 5.00     11/1/2027                213,695
           150,000     St. Louis Co. Indl. Rev. (St. Andrews)                            5.38     12/1/2027                145,067
                                                                                                                  ----------------
                                                                                                                           761,967
                                                                                                                  ----------------
    NEBRASKA (1.3%)
           500,000     Madison Co. Hosp. Auth. No. 1 (Faith Regl. Hlth.)                 5.50      7/1/2021                397,985
                                                                                                                  ----------------
    NEVADA (3.1%)
           215,000     Clark Co. Impt. Dist. (128 Summerlin)                             5.00      2/1/2020                118,770
           250,000     Clark Co. Poll. Ctr. Rev. Ref. (Nev. Pwr. Co.)                    5.30     10/1/2011                224,480
           250,000     Henderson Rev. (Catholic Hlth. Care West)                         5.63      7/1/2024                208,870
           250,000     Sparks Redev. Agy. Tax Increment Rev. (Area No. 2)                6.40      6/1/2020                189,625
           300,000     Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax.                   6.50     6/15/2020                229,653
                                                                                                                  ----------------
                                                                                                                           971,398
                                                                                                                  ----------------
    NEW HAMPSHIRE (0.2%)
           300,000     Manchester Hsg. & Redev. Auth. Rev.                               6.91      1/1/2027                 70,371
                                                                                                                  ----------------
    NEW JERSEY (0.6%)
           200,000     NJ Hlth. Care. Rev. (St. Josephs Hlth. Care Sys.)                 5.75      7/1/2015                172,960
                                                                                                                  ----------------

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUPON     MATURITY
  Quantity/Par ($)     NAME OF ISSUER                                                  RATE (%)     DATE          MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
    NEW MEXICO (1.3%)
           270,000     Farmington Poll. Ctr. Rev. Ref. (San Juan)                        6.30     12/1/2016                232,130
           250,000     NM State Hosp. Equip. Rev. Ref. (Rehoboth)                        5.00     8/15/2017                181,775
                                                                                                                  ----------------
                                                                                                                           413,905
                                                                                                                  ----------------
    NEW YORK (1.4%)
           100,000     Nassau Co. Indl. Rev. (Amsterdam at Harborside)                   5.88      1/1/2018                 79,855
           250,000     NY Dorm Auth. Rev. (Frances Schervier Home)                       5.50      7/1/2027                203,065
           200,000     Seneca Nations Indians Cap. Impt. Auth.                           5.00     12/1/2023                112,782
            35,000     Tobacco Settlement Fin. Corp. Rev.                                5.00      6/1/2011                 35,009
                                                                                                                  ----------------
                                                                                                                           430,711
                                                                                                                  ----------------
    NORTH CAROLINA (1.1%)
           100,000     Buncome Co. Proj. (Woodfin Downtown Corridor)                     6.75      8/1/2024                 77,622
           250,000     NC Med. Care. Cmmn. Rev. (Arc Projects)                           5.80     10/1/2034                167,392
           200,000     NC Med. Care Cmnty. Retirement Facs. (Brookwood)                  5.25      1/1/2032                106,624
                                                                                                                  ----------------
                                                                                                                           351,638
                                                                                                                  ----------------
    NORTH DAKOTA (1.0%)
           103,851     City of Washburn (Bismarck State College Fdtn.)                   5.01      4/1/2032                 99,511
           250,000     Grand Forks Healthcare Sys. Rev. (Altru Health)                   5.63     8/15/2027                205,945
                                                                                                                  ----------------
                                                                                                                           305,456
                                                                                                                  ----------------
    OHIO (5.5%)
           250,000     Akron Bath Copley Hosp. Rev. (Summa Hlth.)                        5.25    11/15/2031                176,120
           100,000     Buckeye OH Tob. Settlement Asset-Backed Sr. Rev.                  5.13      6/1/2024                 66,460
           250,000     Cleveland-Cuyahoga Co. Rev. (St. Clarence)                        6.00      5/1/2021                169,582
           143,500     Cuyahoga Co. Hsg. Mtg. Rev. (R. H. Myers Apts.)                   5.70     3/20/2042                130,271
           350,000     Erie Co. Hosp. Facs. Rev. (Firelands Regl. Med. Ctr.)             5.63     8/15/2032                270,231
           300,000     Greene Co. Impt. Rev. Notes (Greene Town Ctr.)                    6.00      3/5/2009                299,340
           205,000     Hamilton Co. Healthcare Rev. Ref. (Life Enriching)                5.00      1/1/2027                133,637
           185,000     Marion Co. Hlth. Care. Rev. Ref (UTD Church Homes)                6.38    11/15/2010                181,975
           150,000     Ross Co. Hosp. Rev. Ref. (Adena Hlth. Sys.)                       5.75     12/1/2028                125,366
           250,000     Toledo-Lucas Co. Spl. Assmt. Rev. (Crocker Park)                  5.38     12/1/2035                169,780
                                                                                                                  ----------------
                                                                                                                         1,722,762
                                                                                                                  ----------------
    OKLAHOMA (0.7%)
           195,000     Atoka Co. Hlth. Care Rev. (Atoka Mem. Hosp)                       5.88     10/1/2018                140,010
           100,000     Grady Co. Indl. Auth. Lease Rev.                                  6.00     11/1/2029                 80,551
                                                                                                                  ----------------
                                                                                                                           220,561
                                                                                                                  ----------------
    OREGON (1.3%)
           250,000     Langston Econ. Dev. Rev. (Langston Univ./LDF)                     5.00      5/1/2035                134,957
           100,000     Oregon St. Hlth. Hsg. Educ. & Cultural Facs. Rev.                 8.00    11/15/2026                 84,495
           300,000     Western Generation Agy. Rev. (Wauna Cogeneration)                 5.00      1/1/2021                199,725
                                                                                                                  ----------------
                                                                                                                           419,177
                                                                                                                  ----------------
    PENNSYLVANIA (2.6%)
           210,000     Allegheny Co. Higher Educ. Rev. (Thiel College)                   5.38    11/15/2019                160,301
           350,000     Cambridge Area Jt. Auth. Gtd. Swr. Rev.                           5.63     12/1/2028                295,022
            45,000     Grove City Area Rev. (United Cmnty Hosp.)                         5.25      7/1/2012                 42,859
           250,000     Lehigh Co. Gen. Purpose Rev. (St. Luke's Hosp)                    2.46     8/15/2042                 77,500
           100,000     Lancaster Co. Hosp. Auth. Rev. (Brethren Vlg.)                    5.20      7/1/2012                 93,179
            60,000     Montgomery Co. Indl. Dev. Auth. (Whitemarsh)                      6.00      2/1/2021                 41,810
           100,000     Quakertown Gen. Auth. Hlth. Rev. (Lifequest)                      6.05     7/20/2024                 94,595
                                                                                                                  ----------------
                                                                                                                           805,266
                                                                                                                  ----------------
    RHODE ISLAND (0.8%)
           250,000     RI Hlth. & Educ. Bldg. Ref. Ref. (Univ. of RI)                    6.50     9/15/2028                242,683
                                                                                                                  ----------------
    SOUTH CAROLINA (2.0%)
           395,000     Laurens Co. Sch. Dist. No. 55 Installment Rev.                    5.25     12/1/2030                275,149
           150,000     SC Educ. Facs. Auth. Rev. (Southern Wesleyan Univ.)               5.00      3/1/2020                111,978
           150,000     SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)                      4.75     11/1/2012                135,881
           100,000     SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)                      4.75     11/1/2013                 87,736
                                                                                                                  ----------------
                                                                                                                           610,744
                                                                                                                  ----------------
    TENNESSEE (0.4%)
           200,000     Blount Co. Hlth. & Educ. Facs. (Asbury, Inc.)                     5.13      4/1/2023                128,708
                                                                                                                  ----------------
    TEXAS (8.8%)
           300,000     Austin Convention Enterprises Rev. Ref.                           6.00      1/1/2010                291,654
           150,000     Austin Convention Enterprises Rev. Ref.                           5.25      1/1/2024                106,803
            95,000     Bexar Co. Hsg. Rev. Ref. (Nob Hill Apts.)                         5.50      6/1/2011                 88,144
           150,000     Bexar Co. Hsg. Corp. Rev. (Dymaxion & Marbach)                    6.10      8/1/2030                103,749

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUPON     MATURITY
  Quantity/Par ($)     NAME OF ISSUER                                                  RATE (%)     DATE          MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
           100,000     Bexar Co. Hsg. Fin. Corp. Rev. (American Oppty.)                  5.80      1/1/2031                 67,943
            60,000     Harris Co. Hsg. Rev. Sr. Lien (Windsor Hsg. Fdn.)                 6.30      6/1/2025                 60,201
           100,000     Hopkins Co. Hosp. Dist. Rev.                                      5.75     2/15/2028                 70,305
           143,078     Galveston Co. Muni. Util. Dist. No. 52                            6.25     8/12/2009                141,516
           250,000     Lewisville Combination Contract Impt. Rev.                        6.75     10/1/2032                154,817
           100,000     Kerrville Hlth. Facs. Rev. (Sid Peterson)                         5.45     8/15/2035                 65,912
           250,000     Midlothian Dev. Auth. Tax Alloc. Rev. Ref.                        5.00    11/15/2016                222,727
           150,000     North TX Twy. Toll Rev. Ref. Second Tier                          6.13      1/1/2031                133,536
           200,000     North TX Twy. Rev. Ref. First Tier                                5.63      1/1/2033                170,920
           500,000     Port Corpus Christi Auth. Nueces Co. (Union Pacific)              5.65     12/1/2022                346,910
           100,000     Richardson Rev. Ref. & Impt. (Baylor/Richardson)                  5.63     12/1/2028                 68,293
            50,000     Tarrant Co. Cultural Educ. Rev. (C.C. Young)                      5.00     2/15/2013                 45,173
           150,000     TX Pub. Fin. Auth. Rev. (Uplift Educ.)                            5.35     12/1/2017                124,067
           250,000     TX Pub. Fin. Auth. Rev. (Idea Pub. School)                        5.00     8/15/2030                132,955
           250,000     Travis Co. Hlth. Dev. Corp. (Querencia Barton Cr.)                5.10    11/15/2015                203,223
           250,000     Tyler Hlth. Facs. Dev. Corp. (Mother Frances)                     5.00      7/1/2033                139,445
                                                                                                                  ----------------
                                                                                                                         2,738,293
                                                                                                                  ----------------
    UTAH (0.8%)
           200,000     Provo Charter Sch. Rev. (Freedom Academy Fdn.)                    5.50     6/15/2037                118,370
           200,000     UT Assoc. Muni. Pwr. Sys. Rev.                                    5.00      5/1/2027                132,322
                                                                                                                  ----------------
                                                                                                                           250,692
                                                                                                                  ----------------
    WASHINGTON (1.5%)
           200,000     Kalispel Tribe Indians Priority Dist. Rev.                        6.20      1/1/2016                171,090
           100,000     Quinault Indian Nation Rev. Ref. & Impt. (Beach)                  5.80     12/1/2015                 69,980
           150,000     WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)                 5.25      1/1/2017                116,924
           100,000     WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)                 5.25      1/1/2013                 89,821
                                                                                                                  ----------------
                                                                                                                           447,815
                                                                                                                  ----------------
    VIRGINIA (1.5%)
           250,000     Fairfax Co. EDA Rev. (Goodwin House)                              5.00     10/1/2022                172,277
           250,000     Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.                   6.00      7/1/2025                252,340
           100,000     VA Tobacco Settlement Fin. Corp. Senior Rev.                      5.00      6/1/2047                 49,621
                                                                                                                  ----------------
                                                                                                                           474,238
                                                                                                                  ----------------
    WISCONSIN (2.7%)
           110,000     Milwaukee Redev. Auth. Rev. (Academy of Learning)                 5.50      8/1/2022                 78,654
           100,000     WI Hlth. & Educ. Facs. Auth. (Beaver Dam Hosp.)                   6.00     8/15/2019                 73,751
           250,000     WI Hlth. & Educ Facs. Rev. Ref. (Three Pillars)                   5.60     8/15/2023                209,435
           100,000     WI Hlth. & Educ Facs. Rev. Ref. (Three Pillars)                   5.75     8/15/2026                 81,519
           300,000     WI Hlth. & Educ Facs. Rev. (Sinai Samaritan Med. Ctr.)            5.88     8/15/2026                258,096
           100,000     WI Hlth. & Educ. Auth Rev. (Beaver Dam Hosp.)                     6.50     8/15/2024                 67,811
           100,000     WI Hlth. & Educ. Auth Rev. (Beaver Dam Hosp.)                     6.75     8/15/2034                 63,140
                                                                                                                  ----------------
                                                                                                                           832,406
                                                                                                                  ----------------

Total municipal bonds (cost: $38,937,504)                                                                               30,013,278
                                                                                                                  ----------------

CLOSED-END MUTUAL FUNDS (2.2%) (2)
            25,000     BlackRock Long-Term Muni Advantage Trust (BTA)                                                      170,000
             5,000     BlackRock MuniHoldings FL. Insured Fund (MFL)                                                        45,750
            10,000     DWS Strategic Muni Income Trust (KSM)                                                                79,900
            40,000     MFS High Income Muni trust (CXE)                                                                    114,400
            20,000     Morgan Stanley Muni Income Opp. Trust (OIA)                                                          90,400
            10,000     PIMCO California Muni. Income Fund II (PCK)                                                          61,700
            10,000     Van Kampen Advantage Muni Income Trust II (VKI)                                                      74,700
             5,000     Van Kampen Trust Invsmt. Grade Muni Fund (VGM)                                                       44,200
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $1,084,907)                                                                           681,050
                                                                                                                  ----------------

SHORT-TERM SECURITIES (0.4%) (2)
           138,594     Dreyfus Tax-Exempt Cash Management Fund, 1.44%                                                      138,594
                                                                                                                  ----------------

Total Short-Term Securities (cost: $138,594)

Total investments in securities (cost: $40,161,005) (3)                                                           $     30,832,922
                                                                                                                  ================

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2008  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       COUPON     MATURITY
  Quantity/Par ($)     NAME OF ISSUER                                                  RATE (%)     DATE          MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
Other Assets and Liabilities, Net (+0.79%)                                                                                 245,181

                                                                                                                  ----------------
Total Net Assets                                                                                                  $     31,078,103
                                                                                                                  ================

                                                                                                                  ----------------
Aggregate Cost                                                                                                          40,161,005
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                               36,856
Gross Unrealized Depreciation                                                                                           (9,364,940)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                               (9,328,084)
                                                                                                                  ================

Notes To Schedule of Investments:
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                     INVESTMENTS IN SECURITIES
VALUATION INPUTS                                             AT VALUE
                                                     -------------------------
Level 1 - Quoted Prices                                            $   681,050
Level 2 - Other Significant Observable Inputs                      $30,151,872
Level 3 - Significant Unobservable Inputs                                   --
------------------------------------------------------------------------------
Total                                                              $30,832,922
==============================================================================

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:     /s/Paul E. Rasmussen
        -----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   January 22, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Paul E. Rasmussen
        -----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   January 22, 2009


By:     /s/Roger J. Sit
        -----------------------------
        Roger J. Sit
        President

Date:   January 22, 2009